[NATIONS FUND FAMILY LOGO]

NATIONS PRIME FUND

NATIONS TREASURY FUND

NATIONS EQUITY INCOME FUND

NATIONS GOVERNMENT SECURITIES FUND

NATIONS INTERNATIONAL EQUITY FUND

SEMI
ANNUAL

For the Period Ended November 30, 1995

REPORT

--------------------------------------------------------------------------------

             NOT                     MAY LOSE VALUE
             FDIC-
             INSURED                 NO BANK GUARANTEE
--------------------------------------------------------------------------------

NATIONS FUND DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUND INVESTMENT ADVISER: NATIONSBANK, N.A. ("NATIONSBANK")

NATIONS FUND, INC.

DEAR SHAREHOLDER:

We are pleased to present the semiannual report for Nations Fund, Inc. for the period ended November 30, 1995. During this period of bullish growth across many financial markets, assets of the Nations Fund family of mutual funds surpassed the $17 billion level.

Overall, 1995 marked a period that many investors will look back upon with great fondness in the years to come. It offered the potential for investors to enjoy significant returns in an environment marked by subdued volatility. As we look forward to the opportunities 1996 presents, it is appropriate to reflect upon the conclusions that can be drawn from market performance over the past twelve months.

FINANCIAL MARKETS SUMMARY

The past year produced ideal market conditions for U.S. financial assets. Historians might well cite 1995 as the definitive case study of a bull market. Indeed, four factors coincided to make 1995 memorable. The U.S. economy grew at a moderate pace. Inflation slowed more than most observers anticipated. Both the executive and legislative branches of the U.S. government embraced a commitment to reduce the federal deficit and U.S. corporations continued to produce strong profitability. As a result, those who owned financial assets enjoyed strong performance without having this performance eroded or undermined by the threats of an overheated economy, creeping inflation or unbridled federal spending.

How could U.S. corporations produce strong profits without the pricing power of inflation, the tail wind of economic strength or the catalyst of government spending? Clearly, productivity and restructuring played an important role as U.S. companies expanded margins. Moreover, profits earned abroad helped to expand earnings for many companies. And the technology sector of the economy played an important role as computers and telecommunications helped reshape many companies.

On the international front, foreign stock markets lagged behind the U.S. equity bull market. Foreign bond markets, with the exception of Japan, performed in line with the U.S. bond market, providing double digit returns for bond investors. A closer look at stock market facts actually show that foreign market returns for 1995 were in line with their 1994 returns when foreign markets outperformed the U.S. market by a sizable margin. The generally low correlation between the U.S. and foreign stock markets continues to provide opportunities for the portfolio diversification desired by many prudent investors. It is the primary reason that diversifying overseas has become an important asset allocation decision today.

The year also produced a record number of strategic mergers both domestically and internationally. In numerous industries, companies forged ties in order to build long-term profitability. Among others, Banking, Broadcasting, Basic Industry, Software and Health Care experienced strong deal activity. Unlike prior merger cycles, most of these deals were not merely the result of financial engineering.

Overall, 1995 was an important reminder regarding the value of long-term investing. As we entered 1995, investors might have been discouraged by the meager U.S. returns of the prior year. Moreover, some investors might have been tempted to take profits early in the year as the U.S. rally unfolded. The winners in 1995 appear to have been those individuals and institutions with the patience and vision for the long haul.

FINANCIAL OUTLOOK

Investors can reap significant rewards when long-term investment discipline intersects with ideal market conditions. This was the story for 1995.

But what about 1996? Must a bear market necessarily follow the bull market of 1995? Can interest rates continue to fall (and bond prices rise) and stocks continue to rally at a torrid pace? We do not think that a strong bull market necessarily must be followed by a big market sell-off. As long as the financial environment remains favorable, prices can continue to appreciate. However, we do not anticipate the pace of appreciation to be nearly as rapid or steady.

What about investing overseas? Should we expect a reversal of last year with foreign stock markets outperforming U.S. stock markets in 1996? Over the long term, there is a close correlation between real economic growth rates achieved by a country and the performance of that country's stock market. Many of the world's fastest growing economies are located in the Pacific Rim and it is here where we see some of the most exciting opportunities for 1996 and beyond. We also see opportunities in Japan, the world's largest economy and stock market outside the United States, as it recovers from its recent problems. Fundamentally, the fast growing Pacific Rim markets should outperform other world markets, while the more developed countries will be reacting to the same investment environment that exists in the United States.

While moderate economic conditions, low inflation and fiscal restraint are likely to persist in 1996, corporate profitability is likely to slow. As a result, we should not expect to see a market rally that is as broad as 1995, and we should expect to see periodic corrections in both stocks and bonds. However, even without strong earnings as an ally, the general market environment should be positive enough to provide the potential for reasonable returns for investors in the new year. Of course, it is not possible to predict market activity with any certainty.

Thank you for placing your confidence in Nations Fund. We hope the information contained in this report proves valuable as you pursue your investment goals.

Sincerely,


/s/ A. Max Walker

A. Max Walker
President and Chairman
of the Board

November 30, 1995

We are pleased to present the following general investment strategies that investors may want to consider. Specific investment decisions should always be based on an analysis of your individual financial goals, tolerance for risk, and investment timeframe.

PREPARE FOR 1996 WITH A
QUICK FINANCIAL REVIEW
--------------------------------------------------------------------------------

Nineteen hundred ninety-five was an exciting year for investors. The Dow Jones Industrial Average (DJIA) surged past the 5000 mark, breaking record after record along the way. The National Association of Securities Dealers Automated Quotations system (NASDAQ), Standard & Poor's Corporation 500 Composite Stock Price Index (S&P 500) and New York Stock Exchange (NYSE) indices also reached record levels. During this same period, falling interest rates resulted in a bond rally, driving bond prices up and bond yields down.

DO CHANGES IN MARKET CONDITIONS WARRANT CHANGES IN YOUR
INVESTMENT STRATEGY?

Not necessarily. Short-term market performance should mean very little if your investment goals are long-term in nature. For example, before leaping to take profits when the stock market reaches new highs, as a long-term investor, you should always consider why you invested in stocks in the first place.

If you're seeking long-term gains, a dramatic shift in your strategy today may lead to difficult decisions later regarding when to get back into the stock market -- something that is very difficult to time. That's why most financial advisers encourage a proactive, rather than reactive, approach to investing. A proactive approach involves careful planning, goal setting and a long-term outlook.

As you begin to put your financial affairs in order for the new year, consider the following:

HAVE YOUR INVESTMENT OBJECTIVES CHANGED?

A new job, retirement, the birth of a child or loss of a loved one are among the many lifestyle changes that can have a significant impact on your finances. Perhaps you need to establish a college fund for a child or grandchild. Or, as you're approaching retirement, you're seeking a more conservative investment strategy geared toward asset preservation. These are valid reasons to reassess your investment goals and objectives as well as how your assets are allocated among the various investment classes.

ARE YOUR INVESTMENT ASSETS PROPERLY ALLOCATED?

Maintaining a portfolio that is adequately diversified among the primary asset classes is an important investment principle. In fact, according to an independent study of 82 pension funds over a 10-year period, over 91% of an investment portfolio's return is driven by asset allocation.*

CAN YOU REDUCE YOUR TAXABLE INCOME?

An inheritance, a significant salary increase or relocating to another state can impact your tax situation. If you need to reduce the amount of your income that is subject to taxes, consider tax-exempt investments. Investing in municipal bond funds may be one effective choice because the income you earn on municipal bond funds is generally exempt from federal income taxes.** Also state-specific municipal bond funds seek income that is exempt from both federal, state and local income taxes.
---------------

 * Source: Financial Analysts Journal, May/June 1991: Determinants Of Portfolio Performance II: An Update, by Gary Brinson, Brian Singer and Gilbert Beebower.

** Income derived from municipal bond funds may be subject to state and local taxes and, for certain investors, may be subject to the federal Alternative Minimum Tax (AMT).

ARE YOUR RETIREMENT PLANS ON TRACK?

Many financial experts agree that you will need 80% of your pre-retirement income to maintain a comfortable lifestyle during your retirement years. However, the Social Security Administration reports that many Americans save only one-third of what they will need. While Social Security benefits are an important component of retirement assets, most of us realize that these benefits are not likely to be enough. Even combined with your company pension plan, you may still fall short. Greater emphasis will continue to be placed on personal investments to complete the retirement picture.

Proper asset allocation, one of the strongest drivers of portfolio return, is particularly important where retirement investments are concerned. It's important to determine if your retirement assets are properly allocated to provide the growth you need without taking on undue risk.

WHAT'S RIGHT FOR YOU?

Before making any changes in your investment strategy, take time to understand the relationship between investment risk and investment reward. Generally, the greater the potential for investment reward, such as growth from stock investments, the greater the risk. Consider whether your timeframe is adequate to compensate for potential market downturns.

In determining the level of investment risk you are comfortable with, consider the following:

- STOCKS ARE LONG-TERM INVESTMENT VEHICLES. Since stocks offer the strongest potential for growth among the asset classes, stock market investments are generally suitable for pursuing long-term investment goals. Investors pursuing short-term investment goals may wish to consider shifting assets toward investments with greater price stability.

- BOND INVESTMENTS OFFER GREATER STABILITY THAN STOCKS, BUT ARE NOT WITHOUT RISK. The types of risk a bond investor will incur include credit risk and interest-rate risk, both of which can affect a bond's price and yield. In addition, while bonds generally are not as volatile as stocks, they also do not offer the growth potential found in stock market investments. A portfolio that contains only bond investments may hurt your potential to outpace inflation over time.

- INTERNATIONAL STOCKS AND BONDS OFFER GREATER DIVERSIFICATION. Although international investing presents additional risks such as political, currency and liquidity risk, the diversification benefits can increase the potential for higher overall portfolio returns and lower portfolio risk.

- AVOID PLACING ALL OF YOUR EGGS IN ONE BASKET. Spread your investment dollars among stock, bond and money market investments to help reduce the risk and impact of principal loss should a particular investment perform poorly.

THE NATIONS FUND ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as your financial objectives or market conditions change. The Nations Fund family of mutual funds includes a broad array of professionally managed domestic and international stock, bond and money market funds advised by NationsBank, N.A. The family was designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.
LOGO
For specific information on developing an investment portfolio that will more closely target your investment objectives, contact your investment representative or Nations Fund for fund brochures and prospectuses at 1-(800) 982-2271.
---------------

 * The Nations Fund family also includes Nations Equity Index Fund, which seeks to match the performance of the S&P 500 before fees and expenses.

NATIONS FUND, INC.
Nations Prime Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         NOVEMBER 30, 1995 (UNAUDITED)

 PRINCIPAL                             MATURITY        VALUE
   AMOUNT                                DATE         (NOTE 1)
-------------------------------------------------------------------
BANK OBLIGATIONS -- 5.6%
               BANKER ACCEPTANCES -- 1.5%
               Bank of Tokyo:
$ 10,000,000     Discount note........ 01/12/96    $    9,933,733
  44,100,000     Discount note........ 01/22/96        43,736,273
  10,000,000   Sanwa Bank Ltd. of New
                 York,
                 Discount note........ 01/26/96         9,911,333
                                                   --------------
                                                       63,581,339
                                                   --------------
               CERTIFICATES OF DEPOSIT -- EURO -- 1.7%
               Mitsubishi Bank, Ltd.:
  20,000,000     5.700%............... 12/13/95        19,998,960
  10,000,000     5.850%............... 01/29/96        10,000,228
  40,000,000     5.860%............... 01/31/96        39,999,717
                                                   --------------
                                                       69,998,905
                                                   --------------
               CERTIFICATES OF DEPOSIT -- YANKEE -- 2.4%
  50,000,000   Bank of New York,
                 5.875%............... 10/25/96        50,000,000
  50,000,000   Societe Generale,
                 (New York),
                 5.950%............... 10/23/96        50,000,000
                                                   --------------
                                                      100,000,000
                                                   --------------
               TOTAL BANK OBLIGATIONS
                 (Cost
                 $233,580,244)........                233,580,244
                                                   ==============
CORPORATE OBLIGATIONS -- 72.0%
               COMMERCIAL PAPER -- 48.9%
               A.H. Robbins Company:
  23,500,000     Discount note (a).... 12/06/95        23,481,167
  30,000,000     Discount note (a).... 02/07/96        29,677,000
  25,000,000   Alpha Finance
                 Corporation Ltd.,
                 Discount note (a).... 03/15/96        24,584,375
               American Home Food
                 Products Corporation:
  13,710,000     Discount note (a).... 12/13/95        13,683,631
  38,355,000     Discount note (a).... 12/21/95        38,232,264
  30,000,000     Discount note (a).... 02/02/96        29,698,125
  10,000,000     Discount note (a).... 02/06/96         9,893,917
  12,500,000     Discount note (a).... 02/07/96        12,364,944
               American Home Products
                 Corporation:
   7,585,000     Discount note (a).... 02/06/96         7,504,536
  15,000,000     Discount note (a).... 02/07/96        14,838,500
  50,000,000   Ameritech Corporation,
                 Discount note........ 04/15/96        48,953,555
  30,000,000   Associates Corporation
                 of America,
                 Discount note........ 04/15/96        30,000,000
               Barnett Banks, Inc.:
  12,000,000     Discount note........ 12/11/95        11,980,767
  21,000,000     Discount note........ 01/05/96        20,881,583
  17,500,000   Burmah Castrol Finance
                 Corporation,
                 Discount note (a).... 01/11/96        17,387,193
  15,500,000   Caterpillar Financial
                 Services Corporation,
                 Discount note........ 12/06/95        15,487,342

 PRINCIPAL                             MATURITY        VALUE
   AMOUNT                                DATE         (NOTE 1)
-------------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
               COMMERCIAL PAPER -- (CONTINUED)
$ 25,000,000   Chemical Bank
                 Corporation,
                 Discount note........ 02/12/96    $   24,713,576
               Chrysler Financial
                 Corporation:
  25,000,000     Discount note........ 12/08/95        24,971,757
  20,000,000     Discount note........ 12/16/95        19,942,150
  25,000,000     Discount note........ 12/18/95        24,931,646
  25,000,000     Discount note........ 12/18/95        24,931,528
  25,000,000     Discount note........ 12/19/95        24,927,625
  30,000,000   CIT Group Holdings,
                 Discount note........ 02/09/96        29,667,500
  30,000,000   CIT Housing Group
                 Holdings,
                 Discount note........ 02/15/96        29,639,000
               Copley Financing
                 Corporation:
  14,000,000     Discount note (a).... 12/21/95        13,954,889
  22,950,000     Discount note (a).... 12/29/95        22,846,470
  25,000,000   Countrywide Funding
                 Corporation,
                 Discount note........ 12/20/95        24,924,000
  16,500,000   CSR America Inc.,
                 Discount note........ 01/29/96        16,346,674
  15,000,000   Dean Witter Discover &
                 Company,
                 Discount note........ 12/15/95        14,963,833
               Dynamic Funding
                 Corporation:
  10,000,000     Discount note........ 01/17/96         9,924,670
  10,000,000     Discount note........ 03/07/96         9,850,458
  10,000,000     Discount note........ 03/14/96         9,839,956
               Finova Capital
                 Corporation:
  20,000,000     Discount note........ 01/19/96        19,838,028
  10,000,000     Discount note........ 01/26/96         9,907,133
  10,000,000     Discount note........ 01/30/96         9,900,833
  50,000,000     Discount note........ 01/30/96        49,504,167
  20,000,000     Discount note........ 01/31/96        19,797,683
               General Electric
                 Capital Corporation:
  50,000,000     Discount note........ 02/09/96        49,446,806
  45,000,000     Discount note........ 02/16/96        44,453,300
               General Motors
                 Acceptance Corporation:
  25,000,000     Discount note........ 12/15/95        24,944,000
  50,000,000     Discount note........ 02/15/96        49,413,639
  25,000,000     Discount note........ 08/12/96        24,043,750
  30,000,000   Generale Bank,
                 Discount note........ 03/15/96        29,507,375
  25,000,000   Honeywell, Inc.,
                 Discount note........ 12/11/95        24,956,389
  60,000,000   ITT Financial Corporation,
                 Discount note........ 12/01/95        60,000,000
  50,000,000   Koch Industries,
                 Discount note (a).... 12/01/95        50,000,000
               New Center Asset Trust:
 100,000,000     Discount note........ 12/01/95       100,000,000
  50,000,000     Discount note........ 12/14/95        49,896,361
  50,000,000     Discount note........ 12/15/95        49,888,389

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations Prime Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1995 (UNAUDITED)

 PRINCIPAL                             MATURITY            VALUE
   AMOUNT                                DATE             (NOTE 1)
--------------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
               COMMERCIAL PAPER -- (CONTINUED)
               NYNEX Corporation:
$ 30,000,000      Discount note.......... 12/13/95    $   29,942,600
  20,000,000      Discount note.......... 12/14/95        19,957,967
  25,000,000      Discount note.......... 12/21/95        24,920,417
  25,000,000      Discount note.......... 01/11/96        24,836,000
  15,000,000      Discount note.......... 01/12/96        14,900,600
  30,000,000      Discount note.......... 01/18/96        29,768,200
  30,000,000      Discount note.......... 02/09/96        29,663,416
  20,000,000   NYNEX Credit Company,
                  Discount note.......... 01/10/96        19,870,000
  22,000,000   Province of Quebec,
                  Discount note.......... 04/23/96        21,501,920
  55,000,000   Reed Elsevier, Inc.,
                  Discount note (a)...... 12/01/95        55,000,000
  30,000,000   Riverwoods Funding
                 Corporation,
                  Discount note.......... 02/12/96        29,653,250
               Sears Roebuck
                 Acceptance Corporation:
  25,000,000      Discount note.......... 02/28/96        24,656,979
  25,000,000      Discount note.......... 03/08/96        24,610,722
               Sharp Electronics
                 Corporation:
   9,000,000      Discount note.......... 01/12/96         8,941,200
  20,000,000      Discount note.......... 03/08/96        19,694,022
  16,000,000   Sherwood Medical
                 Company,
                  Discount note (a)...... 02/15/96        15,807,129
               Sumitomo Corporation of
                 America:
  35,000,000      Discount note.......... 02/28/96        34,508,522
  20,000,000      Discount note.......... 03/05/96        19,701,278
  14,800,000      Discount note.......... 03/13/96        14,561,178
  25,500,000      Discount note.......... 06/14/96        24,715,592
               Toshiba International
                 Finance Inc. (UK):
   6,283,000      Discount note.......... 12/11/95         6,273,209
  25,700,000      Discount note.......... 01/16/96        25,510,519
  16,100,000      Discount note.......... 01/17/96        15,973,557
  11,400,000      Discount note.......... 02/15/96        11,261,376
  24,300,000      Discount note.......... 02/22/96        23,977,856
               Tri-Lateral Capital
                 (USA) Inc.:
  14,000,000      Discount note (a)...... 12/14/95        13,970,678
  20,846,000      Discount note (a)...... 01/29/96        20,640,673
 100,000,000   UBS Finance (Delaware)
                 Inc.,
                  Discount note.......... 12/01/95       100,000,000
                                                      --------------
                                                       2,045,341,344
                                                      --------------
               CORPORATE NOTES -- 23.1%
  50,000,000   Barnett Banks, Inc.,
                  5.790%................. 07/22/96        50,000,000

 PRINCIPAL                             MATURITY            VALUE
   AMOUNT                                DATE             (NOTE 1)
--------------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
               CORPORATE NOTES -- (CONTINUED)
               Bear Stearns &
                 Company, Inc.:
$ 25,000,000      5.920%+................ 12/01/95++  $   25,000,000
  25,000,000      5.530%+................ 12/05/95++      25,000,000
  25,000,000      5.913%+................ 02/09/96++      25,000,000
  50,000,000      6.016%+................ 02/22/96++      50,002,770
               CS First Boston:
  25,000,000      5.870%+................ 12/01/95++      25,000,000
  25,000,000      6.030%+................ 12/01/95++      25,000,000
  25,000,000      5.882%+................ 12/02/95++      25,000,000
  50,000,000      5.813%+................ 12/12/95++      50,000,000
  50,000,000      5.863%+................ 05/22/96++      50,000,000
               General Electric
                 Capital Corporation:
  30,000,000      6.100%+................ 12/01/95++      30,001,162
  50,000,000      6.100%+................ 12/01/95++      50,000,000
   9,000,000      4.615%................. 05/30/96         8,945,075
               General Motors
                 Acceptance Corporation:
  50,000,000      5.890%+................ 12/01/95++      49,986,333
  24,000,000      5.995%+................ 12/01/95++      24,000,000
  20,000,000      6.138%+................ 01/16/96++      20,000,793
   6,000,000      8.625%................. 07/15/96         6,090,709
               Merrill Lynch &
                 Company Inc.:
  24,500,000      5.870%+................ 12/01/95++      24,500,000
 100,000,000      5.930%+................ 12/01/95++     100,000,000
  25,000,000      5.940%+................ 12/01/95++      25,000,000
  50,000,000      5.520%+................ 12/05/95++      50,000,000
   5,000,000   Mitsubishi Electric
                 Finance Company,
                  5.100% (a)............. 02/16/96         4,983,065
  50,000,000   PNC Bank,
                  5.450%+................ 12/05/95++      50,000,000
               Shawmut National Bank:
 100,000,000      5.890%+................ 12/01/95++     100,000,000
  50,000,000      6.030%+................ 12/01/95++      50,000,000
  25,000,000      6.060%+................ 12/01/95++      25,000,000
                                                      --------------
                                                         968,509,907
                                                      --------------
               TOTAL CORPORATE
                 OBLIGATIONS
               (Cost
                 $3,013,851,251)......                 3,013,851,251
                                                       =============
GUARANTEED INVESTMENT CONTRACTS -- 9.6%
             Allstate Life Insurance
                 Company:#
  25,000,000      6.073%**+.............. 02/28/96++      25,000,000
  25,000,000      6.073%**+.............. 02/28/96++      25,000,000
  25,000,000   Anchor National Life
                 Insurance Company,#
                  6.183%**+.............. 02/28/96++      25,000,000
               Commonwealth Life
                 Insurance Company,
                 Inc.:#
  62,000,000      6.090%**+.............. 05/28/96++      62,000,000
  10,000,000      6.090%**+.............. 05/28/96++      10,000,000
  60,000,000   Life Insurance Company
               of Georgia,#
                  6.100%**+.............. 05/28/96++      60,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations Prime Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1995 (UNAUDITED)

 PRINCIPAL                             MATURITY        VALUE
   AMOUNT                                DATE         (NOTE 1)
-----------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS -- (CONTINUED)
               Life Insurance Company
                 of Virginia:#
$ 50,000,000     5.871%**+............ 12/07/95++  $   50,000,000
  25,000,000     5.918%**+............ 12/07/95++      25,000,000
  25,000,000     5.918%**+............ 12/07/95++      25,000,000
  20,000,000   Peoples Security Life
                 Insurance Company,#
                 6.090%**+............ 05/28/96++      20,000,000
  50,000,000   Sun Life Insurance
                 Company of America,#
                 6.118%**+............ 05/28/96++      50,000,000
  25,000,000   Travelers Life
                 Insurance Company,#
                 5.940%**+............ 12/30/95++      25,000,000
                                                   --------------
               TOTAL GUARANTEED
                 INVESTMENT CONTRACTS
               (Cost $402,000,000)....                402,000,000
                                                     ============
PROMISSORY NOTE -- 1.2% (Cost $50,000,000)
  50,000,000   Goldman Sachs
                 Group. L.P.**,
                 5.875%............... 04/16/96        50,000,000
                                                     ============
TIME DEPOSIT -- EURO -- 1.2% (Cost $50,000,000)
  50,000,000   First Union
                 National Bank,
                 5.906%............... 12/01/95        50,000,000
                                                     ============
U.S. GOVERNMENT OBLIGATIONS -- 7.5%
               Federal Home Loan Bank:
   5,000,000     6.000%+.............. 12/01/95++       5,000,000
  18,000,000     4.911%+.............. 01/29/96++      18,000,000
  50,000,000   Federal National
                 Mortgage Association,
                 5.813%+.............. 09/27/96++      50,000,000
               Student Loan Marketing
                 Association:
  20,000,000     5.650%+.............. 12/05/95++      20,000,000
  30,000,000     5.660%+.............. 12/05/95++      30,000,000
  11,600,000     5.670%+.............. 12/05/95++      11,544,463
  12,000,000     5.670%+.............. 12/05/95++      12,000,000
  47,500,000     5.690%+.............. 12/05/95++      47,275,016
  21,000,000     5.690%+.............. 12/05/95++      20,966,101
  70,000,000     5.780%+.............. 12/05/95++      70,000,000
  10,000,000     5.830%+.............. 12/05/95++      10,000,000
  20,000,000     6.080%+.............. 12/05/95++      19,997,573
                                                   --------------
               TOTAL U.S. GOVERNMENT
                 OBLIGATIONS
               (Cost $314,783,153)....                314,783,153
                                                     ============

 PRINCIPAL                             MATURITY        VALUE
   AMOUNT                                DATE         (NOTE 1)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.4% (Cost $15,200,700)
$ 15,000,000   U.S. Treasury Note,
                 7.875%............... 07/31/96    $   15,200,700
                                                     ============
   SHARES
 -----------
MONEY MARKET FUNDS -- 2.3%
  98,435,000   Dreyfus Cash Manage-
                 ment Plus Fund.......                 98,435,000
     266,000   Fidelity Institutional
                 Cash Portfolio.......                    266,000
                                                   --------------
               TOTAL MONEY MARKET
                 FUNDS
                 (Cost $98,701,000)...                 98,701,000
                                                     ============
TOTAL INVESTMENTS
  (Cost $4,178,116,348*)..............    99.8%     4,178,116,348
OTHER ASSETS AND
  LIABILITIES (NET)...................     0.2          7,663,662
                                         -----     --------------
NET ASSETS............................   100.0%    $4,185,780,010
                                         =====     ==============

---------------

  * Aggregate cost for Federal tax purposes.

 ** Restricted Security (Note 6).

  + Floating/variable rate note. The interest rate shown reflects the rate in effect at November 30, 1995.

 ++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.

 # Security subject to a demand feature which allows the Fund to put the security back to the issuer with notice ranging from 7-180 calendar days.

(a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations Treasury Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         NOVEMBER 30, 1995 (UNAUDITED)

 PRINCIPAL                              MATURITY       VALUE
   AMOUNT                                 DATE        (NOTE 1)
-----------------------------------------------------------------
U.S. TREASURY SECURITIES -- 29.0%
               U.S. TREASURY BILLS -- 22.3%
$ 75,000,000     Discount note#.......  12/07/95   $   74,931,542
  40,000,000     Discount note........  12/14/95       39,919,111
 120,000,000     Discount note#.......  12/21/95      119,628,056
  75,000,000     Discount note#.......  01/11/96       74,542,451
  50,000,000     Discount note#.......  02/08/96       49,464,292
  70,000,000     Discount note#.......  05/02/96       68,373,100
  25,000,000     Discount note#.......  05/30/96       24,303,024
  95,000,000     Discount note#.......  07/25/96       91,602,671
  80,000,000     Discount note#.......  08/22/96       76,802,333
  45,000,000     Discount note#.......  10/17/96       42,871,592
                                                   --------------
                                                      662,438,172
                                                   --------------
               U.S. TREASURY NOTES -- 6.7%
  25,000,000     4.250%#..............  12/31/95       24,954,323
  45,000,000     4.625%#..............  02/15/96       44,892,780
  25,000,000     4.625%#..............  02/29/96       24,916,009
  20,000,000     4.250%...............  05/15/96       19,878,253
  45,000,000     5.875%...............  05/31/96       44,976,057
  25,000,000     7.875%...............  07/31/96       25,334,498
  15,000,000     6.500%...............  09/30/96       15,103,692
                                                   --------------
                                                      200,055,612
                                                   --------------
               TOTAL U.S. TREASURY
                 SECURITIES
               (Cost $862,493,784)..............      862,493,784
                                                   ==============

REPURCHASE AGREEMENTS -- FIXED RATE -- 82.8%
 740,000,000   Agreement with Bankers Trust N.Y.
                 Corporation, 5.920% dated
                 11/30/95, to be repurchased at
                 $740,121,689 on 12/01/95,
                 collateralized by: $250,687,337
                 U.S. Treasury Bonds,
                 6.250% - 10.625% due
                 08/15/02 - 08/15/20;
                 $504,414,772 U.S. Treasury
                 Notes, 5.000% - 7.375% due
                 01/31/01 - 11/15/19............     740,000,000
 648,986,000   Agreement with CS First Boston
                 Corporation. Interest is
                 payable monthly. The agreement
                 is terminable by the Fund
                 daily. The final maturity date
                 of the agreement is 07/01/96,
                 collateralized by: various U.S.
                 Treasury Strips, having various
                 maturity dates ranging from
                 02/15/96 - 02/15/20##..........     648,986,000
 148,000,000   Agreement with Deutsche Bank
                 Financial Inc., 5.900% dated
                 11/30/95, to be repurchased at
                 $148,024,256 on 12/01/95,
                 collateralized by: $150,960,891
                 U.S. Treasury Notes,
                 5.125% - 8.125% due
                 03/31/96 - 08/15/05............     148,000,000
 148,000,000   Agreement with First Chicago
                 Corporation, 5.875% dated
                 11/30/95, to be repurchased at
                 $148,024,153 on 12/01/95,
                 collateralized by: $150,962,726
                 U.S. Treasury Note, 4.375% due
                 08/15/96.......................     148,000,000

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
-----------------------------------------------------------------
REPURCHASE AGREEMENTS -- FIXED RATE -- (CONTINUED)
$110,000,000   Agreement with Goldman, Sachs &
                 Company, 5.850% dated 11/30/95,
                 to be repurchased at
                 $110,017,875 on 12/01/95,
                 collateralized by: $112,200,299
                 U.S. Treasury Strip due
                 11/15/04.......................  $  110,000,000
 148,000,000   Agreement with HSBC Securities,
                 5.900% dated 11/30/95, to be
                 repurchased at $148,024,256 on
                 12/01/95, collateralized by:
                 $150,964,798 U.S. Treasury
                 Notes, 5.625% - 8.500% due
                 05/15/97 - 06/30/97............     148,000,000
  73,000,000   Agreement with Merrill Lynch &
                 Company, 5.875% dated 11/30/95
                 to be repurchased at
                 $73,011,913 on 12/01/95,
                 collateralized by: $74,462,029
                 U.S. Treasury Strips, Interest
                 Only, due 08/15/96 -
                 05/15/98.......................      73,000,000
 148,000,000   Agreement with Morgan (J.P.)
                 Securities Inc., 5.890% dated
                 11/30/95, to be repurchased at
                 $148,024,214 on 12/01/95,
                 collateralized by: $11,185,184
                 U.S. Treasury Bonds, 7.250% -
                 12.000% due
                 11/15/09 - 08/15/20;
                 $139,774,986 U.S. Treasury
                 Notes, 4.750% - 8.000% due
                 05/15/96 - 11/15/24............     148,000,000
   5,000,000   Agreement with Morgan Stanley
                 Group Inc., 5.900% dated
                 11/30/95, to be repurchased at
                 $5,000,819 on 12/01/95,
                 collateralized by: $5,105,901
                 U.S. Treasury Bond, 10.375% due
                 11/15/09.......................       5,000,000
 148,000,000   Agreement with Smith Barney &
                 Company, 5.890% dated 11/30/95,
                 to be repurchased at
                 $148,024,214 on 12/01/95,
                 collateralized by: $107,730,889
                 U.S. Treasury Bonds,
                 7.250% - 11.250% due 12/15/15 -
                 08/15/22; $11,076,534 U.S.
                 Treasury Notes, 5.250% - 6.875%
                 due 07/31/00 - 07/31/98;
                 $32,153,428 U.S. Treasury Bill
                 due 01/11/96...................     148,000,000
 148,000,000   Agreement with UBS Securities,
                 Inc., 5.900% dated 11/30/95, to
                 be repurchased at $148,024,256
                 on 12/01/95, collateralized by:
                 $35,828,820 U.S. Treasury
                 Bonds, 6.875% - 7.625% due
                 11/15/24 - 08/15/24;
                 $115,135,108 U.S. Treasury
                 Notes, 5.875% - 8.000% due
                 02/15/01 - 08/15/04............     148,000,000
                                                  --------------
               TOTAL REPURCHASE
                 AGREEMENTS -- FIXED RATE
                 (Cost $2,464,986,000)..........   2,464,986,000
                                                  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations Treasury Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1995 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
---------------------------------------------------------------
REPURCHASE AGREEMENTS -- TERM -- 7.2%
$ 75,000,000   Agreement with Merrill Lynch &
                 Company**, 6.000%+ dated
                 04/12/95, to be repurchased on
                 04/11/96. Interest receivable
                 as of November 30, 1995 was
                 $650,000, collateralized by:
                 $76,724,400 U.S. Treasury Bond,
                 8.750% due 05/15/11............  $   75,000,000
 100,000,000   Agreement with Morgan Stanley
                 Group Inc. 5.750%, with a final
                 maturity date of 12/01/95.
                 Interest receivable as of
                 November 30, 1995 was $223,611,
                 collateralized by: $40,179,011
                 U.S. Treasury Strips due
                 11/15/97 - 08/15/23;
                 $55,622,453 U.S. Treasury
                 Strips, Interest Only, due
                 02/15/96 - 05/15/12; $6,298,614
                 U.S. Treasury Strips, Principal
                 Only, due 02/15/98 - 11/15/99..     100,000,000
  40,000,000   Agreement with Morgan Stanley
                 Group Inc. 5.720%+, with a
                 final maturity date of
                 12/01/95. Interest receivable
                 as of November 30, 1995 was
                 $177,956, collateralized by:
                 $40,840,151 U.S. Treasury
                 Strips, Interest Only, due
                 02/15/03 - 08/15/04; $527,655
                 U.S. Treasury Note, 7.625% due
                 04/30/96.......................      40,000,000
                                                  --------------
               TOTAL REPURCHASE
                 AGREEMENTS -- TERM
                 (Cost $215,000,000)............     215,000,000
                                                  ==============
REPURCHASE AGREEMENT -- WHEN ISSUED -- 2.0% (Cost $60,000,000)
  60,000,000   Agreement with CS First Boston
                 Corporation**, 6.550%, with a
                 purchase settlement date of
                 12/29/95 and a maturity date of
                 01/02/96.......................      60,000,000
                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $2,739,986,000)..........   2,739,986,000
                                                  ==============

                                                      VALUE
   SHARES                                            (NOTE 1)
----------------------------------------------------------------
MONEY MARKET FUNDS -- 4.5%
  68,831,000   AIM Treasury Fund................  $   68,831,000
  29,280,000   Dreyfus Treasury Cash Management
                 Fund...........................      29,280,000
  35,953,000   Fidelity Institutional Cash
                 Portfolio......................      35,953,000
                                                  --------------
               TOTAL MONEY
                 MARKET FUNDS
                 (Cost $134,064,000)............     134,064,000
                                                  ==============
TOTAL INVESTMENTS
  (Cost $3,736,543,784*)..............   125.5%    3,736,543,784
OTHER ASSETS AND
  LIABILITIES (NET)...................   (25.5)     (758,351,697)
                                          ----    --------------
NET ASSETS............................   100.0%   $2,978,192,087
                                         =====    ==============

---------------

  * Aggregate cost for Federal tax purposes.

 ** Restricted security (Note 6).

  + Rate resets daily. The interest rate shown reflects the rate in effect at November 30, 1995.

  # Denotes securities subject to repurchase under reverse repurchase agreements as of November 30, 1995 (Note 1).

 ## Securities segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations Equity Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         NOVEMBER 30, 1995 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 76.9%
              AEROSPACE AND DEFENSE -- 1.0%
     91,400   Raytheon Company...................  $  4,067,300
                                                    -----------
              APPAREL AND TEXTILES -- 1.4%
     77,100   Unifi Inc. ........................     1,831,125
     76,800   V.F. Corporation...................     3,993,600
                                                    -----------
                                                      5,824,725
                                                    -----------
              AUTOMOTIVE ACCESSORIES -- 3.7%
    139,800   Genuine Parts Company..............     5,644,425
    114,800   Goodyear Tire & Rubber Company.....     4,864,650
     65,000   TRW Inc. ..........................     4,866,875
                                                    -----------
                                                     15,375,950
                                                    -----------
              BEVERAGES -- 1.9%
     69,100   Anheuser-Busch Companies, Inc. ....     4,577,875
     58,500   PepsiCo Inc. ......................     3,232,125
                                                    -----------
                                                      7,810,000
                                                    -----------
              BUSINESS EQUIPMENT AND PERIPHERALS -- 1.9%
     43,600   International Business Machines
                Corporation......................     4,212,850
     85,200   Pitney Bowes Inc. .................     3,812,700
                                                    -----------
                                                      8,025,550
                                                    -----------
              CHEMICALS -- BASIC -- 2.1%
     76,000   du Pont (E.I.) de Nemours
                & Company........................     5,054,000
     78,100   PPG Industries, Inc. ..............     3,543,788
                                                    -----------
                                                      8,597,788
                                                    -----------
              CHEMICALS -- SPECIALTY -- 1.4%
    197,700   Lubrizol Corporation...............     5,659,162
                                                    -----------
              DIVERSIFIED HEALTHCARE -- 1.1%
    135,700   Mallinckrodt Group Inc. ...........     4,630,763
                                                    -----------
              DRUGS -- 5.4%
    170,800   Bausch & Lomb Inc. ................     6,170,150
     62,100   Becton Dickinson & Company.........     4,331,475
     74,655   Bristol-Myers Squibb...............     5,991,064
    125,700   Rhone-Poulenc Rorer................     6,017,888
                                                    -----------
                                                     22,510,577
                                                    -----------
              ELECTRIC UTILITIES --
                NON-NUCLEAR -- 3.4%
    177,400   Baltimore Gas & Electric Company...     4,723,275
    124,300   CINergy Corporation................     3,666,850
    203,600   PECO Energy Company................     5,904,400
                                                    -----------
                                                     14,294,525
                                                    -----------
              ELECTRIC UTILITIES --
                NUCLEAR -- 0.9%
    117,900   Detroit Edison Company.............     3,846,487
                                                    -----------
              ELECTRICAL EQUIPMENT -- 1.3%
     47,300   General Electric Company...........     3,180,925
     67,700   General Signal Corporation.........     2,183,325
                                                    -----------
                                                      5,364,250
                                                    -----------
              ELECTRONIC COMPONENTS -- 2.1%
    103,606   Avnet, Inc. .......................     4,869,482
     66,400   Motorola, Inc. ....................     4,067,000
                                                    -----------
                                                      8,936,482
                                                    -----------
              FINANCE -- MISCELLANEOUS -- 0.4%
     79,700   Avalon Properties Inc., REIT.......     1,554,150
                                                    -----------
              FINANCIAL SERVICES -- 0.4%
     39,126   Allstate Corporation...............     1,604,166
                                                    -----------

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              FOOD -- PACKAGED -- 2.0%
    164,400   Dean Foods Company.................  $  4,603,200
     59,900   Hershey Foods Corporation..........     3,698,825
                                                    -----------
                                                      8,302,025
                                                    -----------
              HOUSEHOLD PRODUCTS -- 1.3%
     72,900   Clorox Company.....................     5,522,175
                                                    -----------
              INDUSTRIAL CONGLOMERATES -- 1.7%
     21,900   ITT Corporation....................     2,685,487
     70,000   Minnesota Mining & Manufacturing
                Company..........................     4,585,000
                                                    -----------
                                                      7,270,487
                                                    -----------
              INSURANCE -- LIFE AND
                SPECIALTY -- 0.9%
     81,800   Lincoln National Corporation.......     3,824,150
                                                    -----------
              INSURANCE -- OTHER -- 1.1%
     54,000   Marsh & McLennan Companies Inc. ...     4,684,500
                                                    -----------
              LONG DISTANCE -- 2.7%
     77,400   AT&T Company.......................     5,108,400
    157,200   Sprint Corporation.................     6,288,000
                                                    -----------
                                                     11,396,400
                                                    -----------
              MANUFACTURING -- 1.1%
    146,800   Trinity Industries Inc. ...........     4,514,100
                                                    -----------
              MEDIA -- 0.9%
     57,700   Dun & Bradstreet Corporation.......     3,599,037
                                                    -----------
              MONEY CENTER BANKS -- 1.6%
     57,000   BankAmerica Corporation............     3,626,625
     51,500   Chemical Banking Corporation.......     3,090,000
                                                    -----------
                                                      6,716,625
                                                    -----------
              OIL SERVICES AND EQUIPMENT -- 2.9%
    161,700   Baker Hughes Inc. .................     3,294,637
    285,700   Dresser Industries, Inc. ..........     6,749,662
     84,200   Union Pacific Resources Group......     1,957,650
                                                    -----------
                                                     12,001,949
                                                    -----------
              PAPER AND FOREST PRODUCTS -- 2.7%
     52,100   Kimberly-Clark Corporation.........     4,005,187
     54,700   Mead Corporation...................     3,124,738
    100,680   Potlatch Corporation...............     4,064,955
                                                    -----------
                                                     11,194,880
                                                    -----------
              PETROLEUM -- DOMESTIC -- 5.2%
    152,200   Ashland Oil, Inc. .................     5,307,975
    128,800   Consolidated Natural Gas Company...     5,715,500
    175,100   Equitable Resources Inc. ..........     5,384,325
    133,100   Occidental Petroleum Corporation...     2,944,838
     90,875   Sun Company, Inc. .................     2,521,781
                                                    -----------
                                                     21,874,419
                                                    -----------
              PETROLEUM -- INTERNATIONAL -- 5.1%
     71,280   Exxon Corporation..................     5,515,290
     43,000   Mobil Corporation..................     4,488,125
    122,200   Murphy Oil Corporation.............     4,811,625
     90,800   Texaco Inc. .......................     6,719,200
                                                    -----------
                                                     21,534,240
                                                    -----------
              PRODUCER GOODS -- MACHINERY -- 2.5%
    135,400   Briggs & Stratton Corporation......     5,636,025
    232,800   Keystone International Inc. .......     4,772,400
                                                    -----------
                                                     10,408,425
                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations Equity Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1995 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              REGIONAL BANKS -- 2.6%
    104,400   Fleet Financial Group Inc. ........  $  4,358,700
     83,190   KeyCorp Inc. ......................     3,067,631
     67,300   Mellon Bank Corporation............     3,600,550
                                                    -----------
                                                     11,026,881
                                                    -----------
              RETAIL -- FOOD AND DRUG -- 0.7%
     92,500   Supervalu Inc. ....................     2,983,125
                                                    -----------
              RETAIL -- MAJOR -- 2.8%
    103,900   May Department Stores Company......     4,532,638
    113,800   Penney (J.C) Inc. .................     5,334,375
     51,600   Sears, Roebuck & Company...........     2,031,750
                                                    -----------
                                                     11,898,763
                                                    -----------
              RETAIL -- SPECIALTY -- 1.7%
    103,000   Lowe's Companies Inc. .............     3,244,500
    125,900   Melville Corporation...............     3,918,638
                                                    -----------
                                                      7,163,138
                                                    -----------
              SOFTWARE AND SERVICES -- 1.0%
     29,800   Xerox Corporation..................     4,086,325
                                                    -----------
              TECHNOLOGY -- 1.2%
    127,000   AMP Inc. ..........................     5,095,875
                                                    -----------
              TELECOMMUNICATION SYSTEMS AND
                SPECIALTY EQUIPMENT -- 1.5%
    200,800   Communications Satellite
                Corporation, Series 1............     3,890,500
     41,900   Harris Corporation.................     2,414,487
                                                    -----------
                                                      6,304,987
                                                    -----------
              TELEPHONE -- BELL REGIONAL -- 2.0%
     64,800   Ameritech Corporation..............     3,564,000
     61,600   BellSouth Corporation..............     2,394,700
     47,000   SBC Communications, Inc. ..........     2,538,000
                                                    -----------
                                                      8,496,700
                                                    -----------
              TELEPHONE -- NON-BELL
                REGIONAL -- 1.3%
    130,000   GTE Corporation....................     5,541,250
                                                    -----------
              UTILITIES -- NATURAL GAS -- 2.0%
    157,700   Brooklyn Union Gas Company.........     4,455,025
    157,700   NICOR Inc. ........................     4,001,638
                                                    -----------
                                                      8,456,663
                                                    -----------
              TOTAL COMMON STOCKS
                (Cost $286,817,706)..............   321,998,994
                                                    ===========

 PRINCIPAL
  AMOUNT
---------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES -- 5.2%
              APPAREL AND TEXTILES -- 0.3%
$ 1,200,000   Unifi Inc., Sub. Note, Conv.,
                6.000% 03/15/02..................     1,216,500
                                                    -----------
              DOMESTIC OIL -- 3.3%
  5,900,000   Noble Affiliates, Conv. Note,
                4.250% 11/01/03..................     5,708,250
  8,375,000   USX-Marathon Group, Sub. Deb.
                Conv., 7.000% 06/15/17...........     7,998,125
                                                    -----------
                                                     13,706,375
                                                    -----------
 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
---------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES -- (CONTINUED)
              ELECTRICAL EQUIPMENT -- 1.6%
$ 6,575,000   General Signal Corporation, Sub.
                Note Conv., 5.750% 06/01/02......  $  6,813,344
                                                    -----------
              TOTAL CONVERTIBLE BONDS
                AND NOTES
                (Cost $21,065,308)...............    21,736,219
                                                    ===========
  SHARES
---------------------------------------------------------------
FOREIGN STOCKS -- 5.8%
              CHEMICALS -- BASIC -- 1.0%
     88,800   Imperial Chemical Industry Plc,
                ADR..............................     4,151,400
                                                    -----------
              INDUSTRIAL CONGLOMERATES -- 1.4%
    384,000   Hanson Plc, ADR....................     5,856,000
                                                    -----------
              LONG DISTANCE -- 1.4%
     60,500   BCE Inc., ADR......................     2,026,750
     69,100   British Telecommunications, ADR....     3,999,162
                                                    -----------
                                                      6,025,912
                                                    -----------
              OIL SERVICES AND EQUIPMENT -- 0.5%
     33,300   Schlumberger Ltd., ADR.............     2,114,550
                                                    -----------
              PETROLEUM -- 1.5%
     48,700   Royal Dutch Petroleum Company,
                ADR..............................     6,251,863
                                                    -----------
              TOTAL FOREIGN STOCKS
                (Cost $22,927,714)...............    24,399,725
                                                    ===========
              TOTAL SECURITIES
                (Cost $330,810,728)..............   368,134,938
                                                    ===========
 PRINCIPAL
  AMOUNT
 --------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.6% (Cost $48,595,000)
$48,595,000   Agreement with CS First Boston
                Corporation, 5.830% dated
                11/30/95, to be repurchased at
                $48,602,870 on 12/01/95,
                collateralized by: $49,809,932
                U.S. Treasury Bonds,
                11.250% - 12.000% due 05/15/05 -
                02/15/15.........................    48,595,000
                                                    ===========
<Caption)
TOTAL INVESTMENTS
  (Cost $379,405,728*)..................    99.5%   416,729,938
OTHER ASSETS AND
  LIABILITIES (NET).....................     0.5      2,281,570
                                           -----   ------------
NET ASSETS..............................   100.0%  $419,011,508
                                           =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

ADR       American Depositary Receipt
Conv.     Convertible
Deb.      Debenture
REIT      Real Estate Investment Trust
Sub.      Subordinated

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations Government Securities Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         NOVEMBER 30, 1995 (UNAUDITED)

 PRINCIPAL                               MATURITY       VALUE
  AMOUNT                                   DATE        (NOTE 1)
-----------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
$   589,691   CS First Boston Mortgage
                Securities, Series
                1989-5, Class A-1,
                7.500%.................  12/25/09    $    590,151
    709,422   Resolution Corporation,
                Series 1991-3, Class
                A-2, 10.382%+..........  08/25/21         740,681
                                                     ------------
              TOTAL COLLATERALIZED
                MORTGAGE OBLIGATIONS
                (Cost $1,336,146)......                 1,330,832
                                                      ===========
MORTGAGE-BACKED SECURITIES -- 80.1%
              FEDERAL HOME LOAN MORTGAGE CORPORATION
                (FHLMC) CERTIFICATES -- 18.1%
    126,015   10.000%..................  07/01/01         131,134
    354,980   8.000%...................  04/01/06         366,403
    547,651   8.000%...................  08/01/07         565,318
    327,696   8.500%...................  03/01/08         340,571
  2,970,237   8.000%...................  06/01/08       3,088,125
     88,192   7.500%...................  08/01/08          89,240
    307,878   8.500%...................  08/01/08         320,320
  1,403,463   9.000%...................  02/01/09       1,477,383
    264,887   8.250%...................  04/01/09         275,302
    628,616   8.000%...................  05/01/09         653,565
    264,746   7.500%...................  06/01/09         267,893
    261,242   8.000%...................  06/01/09         269,981
    255,392   8.000%...................  07/01/09         262,354
    215,931   8.000%...................  09/01/09         223,180
  8,672,827   8.500%...................  11/01/09       9,030,581
  1,231,863   9.000%...................  12/01/09       1,304,222
    991,168   8.000%...................  07/01/16       1,021,973
    163,466   9.000%...................  12/01/16         171,795
    191,402   8.500%...................  03/01/17         199,125
     93,454   8.000%...................  05/01/17          96,580
  1,678,917   8.500%...................  05/01/17       1,744,294
     43,851   8.500%...................  06/01/17          45,535
    360,076   9.500%...................  04/01/18         385,047
    316,907   9.500%...................  06/01/20         339,090
     19,714   9.500%...................  09/01/20          21,094
    291,833   9.500%...................  06/01/21         312,521
    287,276   REMIC,
                6.000%.................  01/15/19         285,747
                                                     ------------
                                                       23,288,373
                                                     ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
                (FNMA) CERTIFICATES -- 20.5%
    750,989   8.500%...................  12/01/11         787,291
  2,726,622   9.000%...................  04/01/16       2,886,784
    109,761   8.500%...................  02/01/17         114,716
     42,254   8.000%...................  06/01/17          43,716
     92,834   8.000%...................  07/01/17          95,938
    399,885   8.000%...................  06/01/20         415,557
     83,207   8.500%...................  07/01/21          86,806
  6,950,795   7.000%...................  08/01/25       6,946,416
  4,989,411   6.500%...................  09/01/25       4,883,386
  4,895,548   7.000%...................  09/01/25       4,892,464
  5,060,828   7.500%...................  09/01/25       5,147,773
                                                     ------------
                                                       26,300,847
                                                     ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
                CERTIFICATES -- 39.7%
     37,306   12.750%..................  12/15/97          39,299
    101,137   11.750%..................  09/15/00         106,447

 PRINCIPAL                               MATURITY       VALUE
  AMOUNT                                   DATE        (NOTE 1)
-----------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
                CERTIFICATES -- (CONTINUED)
$   153,135   11.750%..................  12/15/00    $    161,174
    212,269   8.500%...................  09/15/04         222,064
    145,089   8.500%...................  02/15/05         151,808
     43,068   8.500%...................  12/15/05          45,152
      8,814   8.500%...................  01/15/06           9,241
    192,427   8.500%...................  03/15/06         201,740
     99,095   8.000%...................  09/15/06         102,070
    219,152   8.000%...................  09/15/07         229,563
    165,772   8.000%...................  11/15/07         173,646
    354,223   8.000%...................  12/15/07         371,049
    246,633   8.500%...................  06/15/08         259,615
  1,054,126   8.500%...................  07/15/08       1,109,199
  1,179,999   8.500%...................  08/15/08       1,241,747
    112,424   9.000%...................  11/15/08         119,753
    105,077   9.500%...................  06/15/09         113,690
    210,326   9.500%...................  07/15/09         227,566
     20,869   8.500%...................  09/15/09          21,984
    132,877   9.500%...................  09/15/09         143,769
     55,708   10.000%..................  11/15/09          61,004
  2,934,764   7.000%...................  07/15/10       2,982,454
     50,507   10.000%..................  01/15/16          55,509
    281,895   9.500%...................  04/15/16         303,858
    117,735   8.500%...................  06/15/16         123,952
    379,234   9.000%...................  06/15/16         403,236
    130,574   8.500%...................  07/15/16         137,581
    310,266   9.000%...................  07/15/16         329,706
    175,723   9.000%...................  08/15/16         186,677
     92,150   9.000%...................  09/15/16          97,895
    572,107   9.000%...................  10/15/16         607,772
    247,640   9.000%...................  11/15/16         263,078
    270,045   8.500%...................  01/15/17         284,535
     92,734   9.000%...................  01/15/17          98,515
    241,639   8.000%...................  02/15/17         251,962
     74,658   8.500%...................  03/15/17          78,553
    245,749   8.500%...................  04/15/17         258,935
     60,527   8.500%...................  05/15/17          63,775
     84,301   8.000%...................  06/15/17          87,876
    151,729   8.000%...................  07/15/17         158,367
    710,537   9.000%...................  07/15/17         754,278
     56,406   10.000%..................  02/15/18          62,031
     93,075   9.000%...................  03/15/18          97,890
    155,394   10.000%..................  03/15/18         170,836
     28,752   9.500%...................  07/15/18          30,944
    142,953   8.500%...................  10/15/18         150,347
    232,612   10.000%..................  10/15/18         255,773
     32,444   9.500%...................  12/15/18          34,917
    112,337   10.000%..................  03/15/19         122,903
     45,525   10.000%..................  07/15/19          49,807
    164,915   10.000%..................  10/15/19         174,810
     91,701   10.000%..................  11/15/19         100,326
    159,680   10.000%..................  12/15/19         175,604
    261,611   9.000%...................  04/15/20         277,308
    160,889   8.500%...................  05/15/20         169,329
    149,277   10.000%..................  06/15/20         163,318
    125,056   9.000%...................  08/15/20         132,559
     68,579   10.000%..................  08/15/20          75,029
    218,188   10.500%..................  12/15/20         243,073
     32,655   8.500%...................  03/15/21          34,318
    261,929   8.000%...................  04/15/21         271,670
    160,839   8.500%...................  07/15/21         167,924
    240,974   9.500%...................  08/15/21         258,746
      7,946   8.500%...................  09/15/21           8,351
    174,340   8.000%...................  11/15/21         180,690

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations Government Securities Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1995 (UNAUDITED)

 PRINCIPAL                               MATURITY       VALUE
  AMOUNT                                   DATE        (NOTE 1)
-----------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
                CERTIFICATES -- (CONTINUED)
$   470,818   8.500%...................  11/15/21    $    491,563
    606,404   8.500%...................  12/15/21         633,123
    267,342   8.000%...................  03/15/22         277,078
  4,741,243   8.000%...................  05/15/22       4,913,919
    303,961   8.500%...................  05/15/22         317,354
    285,366   8.000%...................  06/15/22         295,534
     80,658   8.000%...................  07/15/22          83,532
  3,257,405   8.500%...................  07/15/22       3,400,927
  2,914,975   8.500%...................  08/15/22       3,043,409
  1,646,718   7.000%...................  06/15/23       1,650,309
  8,735,573   7.500%...................  12/15/23       8,915,700
    903,138   7.500%...................  03/15/24         921,760
  4,823,273   8.000%...................  11/15/24       4,990,544
  4,668,793   9.000%...................  05/15/25       4,921,188
                                                     ------------
                                                       50,904,537
                                                     ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
                (GNMA II) CERTIFICATES -- 1.8%
    157,942   11.000%..................  10/20/20         176,401
    255,408   10.000%..................  04/20/21         276,239
    267,195   10.000%..................  06/20/21         288,987
    485,571   10.000%..................  10/20/21         525,174
    601,963   10.000%..................  11/20/21         651,059
    372,040   10.000%..................  12/20/21         402,384
                                                     ------------
                                                        2,320,244
                                                     ------------
              TOTAL MORTGAGE-BACKED
                SECURITIES
                (Cost $101,552,819)....               102,814,001
                                                      ===========
U.S. GOVERNMENT AGENCY -- 1.3% (Cost $1,726,407)
  1,500,000   Federal Farm Credit
                Systems, 9.450%........  11/21/03       1,652,580
                                                      ===========
U.S. TREASURY SECURITIES -- 13.6%
              U.S. Treasury Notes:
  9,000,000     7.500%+................  02/15/05      10,080,000
  7,000,000     6.500%+................  05/15/05       7,364,210
                                                     ------------
              TOTAL U.S. TREASURY
                SECURITIES
                (Cost $16,832,703).....                17,444,210
                                                      ===========
              TOTAL SECURITIES
                (Cost $121,448,075)....               123,241,623
                                                      ===========

 PRINCIPAL                                              VALUE
  AMOUNT                                               (NOTE 1)
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.6%
  (Cost $4,577,000)
$ 4,577,000   Agreement with CS First
                Boston Corporation,
                5.830% dated 11/30/95,
                to be repurchased at
                $4,577,741 on 12/01/95,
                collateralized by:
                $4,691,435 U.S.
                Treasury Bonds,
                11.250% - 12.000% due
                05/15/05 - 02/15/15....              $  4,577,000
                                                     ============
TOTAL INVESTMENTS
  (Cost $126,025,075*).................     99.6%     127,818,623
OTHER ASSETS AND
  LIABILITIES (NET)....................       0.4         571,618
                                             ----    ------------
NET ASSETS.............................    100.0%    $128,390,241
                                           =====     ============

---------------

* Aggregate cost for Federal tax purposes.

+ Variable rate note. Interest rate shown reflects rate in effect at November
  30, 1995.

ABBREVIATION:

REMIC    Real Estate Mortgage Investment Conduit

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                         NOVEMBER 30, 1995 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 93.5%
              ARGENTINA -- 0.7%
    100,300   Banco de Galicia, ADS..............  $  1,968,388
    247,800   Compania Naviera Perez, ADR........     2,416,050
     39,000   Y.P.F. Sociedad Anonima, ADR.......       760,500
                                                   ------------
                                                      5,144,938
                                                   ------------
              AUSTRALIA -- 1.6%
  1,250,000   Australia & New Zealand Bank
                Group............................     5,568,375
    340,000   CRA Ltd............................     5,386,920
     10,355   Qantas Airways, ADR**..............       176,460
                                                   ------------
                                                     11,131,755
                                                   ------------
              BRAZIL -- 0.8%
    200,000   Aracruz Celulose S.A., ADR.........     1,800,000
     80,000   Cemig Compania, New, ADR...........     1,730,400
     50,000   Telebras, ADR......................     2,400,000
                                                   ------------
                                                      5,930,400
                                                   ------------
              DENMARK -- 1.0%
    135,000   Tele Danmark, Series B.............     7,348,741
                                                   ------------
              FRANCE -- 6.1%
     20,000   Alcatel Alsthom Cie Generale
                d'Electric.......................     1,666,299
     14,000   Carrefour..........................     7,725,570
     42,321   Compagnie de Saint-Gobain..........     4,884,464
     65,000   Credit Commercial de France........     3,055,483
     91,000   Credit Local de France.............     6,859,599
     20,000   L'Oreal............................     4,953,213
     42,000   Louis Vuitton Moet Hennessey.......     7,978,039
    111,350   TOTAL, "B" Shares Ord..............     6,849,630
                                                   ------------
                                                     43,972,297
                                                   ------------
              GERMANY -- 5.9%
     37,000   Bayer AG...........................     9,625,372
     78,000   Deutsche PFandbrief and Hypobk.....     2,965,779
     25,000   Lufthansa..........................     3,318,355
     26,000   Mannesmann AG......................     8,370,688
     35,110   Merck..............................     1,444,207
    100,000   Schering AG........................     6,792,257
    235,000   Veba AG............................     9,585,205
                                                   ------------
                                                     42,101,863
                                                   ------------
              HONG KONG -- 6.0%
    910,000   Cheung Kong Holdings...............     5,176,538
  1,600,000   Dao Heng Bank Group................     5,895,357
  2,500,000   Hong Kong and China Gas............     4,088,611
  1,650,000   Hong Kong Land Holdings............     2,937,000
  2,550,000   Hong Kong Telecommunications.......     4,335,221
    308,323   HSBC Holdings Plc..................     4,544,186
    375,000   Jardine Matheson Holdings..........     2,268,750
    610,000   Jardine Strategic Holdings.........     1,604,300
    590,000   Sun Hung Kai Properties............     4,748,284
    625,000   Swire Pacific......................     4,726,951
    900,000   Wharf Holdings.....................     3,007,796
                                                   ------------
                                                     43,332,994
                                                   ------------
              INDIA -- 0.2%
     95,000   Reliance Industries, GDS+..........     1,396,500
                                                   ------------
              INDONESIA -- 1.3%
    835,500   Indofoods Sukses+..................     3,658,857
     73,000   PT Indonesian Satellite Sponsored
                ADR..............................     2,500,250
    995,000   PT Inti Indorayon Utama, Alien
                Shares...........................     1,056,656
  1,000,000   Semen Cibinong, Alien Shares.......     2,364,791
                                                   ------------
                                                      9,580,554
                                                   ------------
               ITALY -- 2.1%
    440,000   Rinascente.........................  $  2,465,464
  2,421,000   Telecom Italia.....................     3,293,002
  6,000,000   Telecom Italia Mobile..............     9,680,748
                                                   ------------
                                                     15,439,214
                                                   ------------
              JAPAN -- 25.5%
    126,000   Acom Company.......................     4,320,707
    500,000   Asahi Bank Limited.................     5,797,101
    260,000   Canon Sales Company................     6,437,730
    358,000   Marui Company......................     6,683,370
    990,000   Mitsubishi Heavy Industries........     7,888,873
    525,000   Mitsui Fudosan Company.............     6,499,632
    251,500   Nippon Electric Glass..............     4,670,450
    915,000   Nippon Express Company Ltd.........     7,938,541
  1,300,000   Nippon Sanso.......................     6,169,492
  2,000,000   Nippon Steel.......................     6,877,917
        765   Nippon Telephone & Telegraph
                Corporation......................     6,246,279
  1,300,000   Nippon Yusen.......................     7,587,325
  1,000,000   NTN Corporation....................     6,612,626
    700,000   OJI Paper..........................     6,430,852
    500,000   Onward Kashiyama Company...........     7,467,453
    600,000   Ricoh..............................     6,131,172
    110,000   Rohm Company.......................     6,711,864
    675,000   Shimizu Construction Company.......     6,897,568
    407,000   Shizuoka Bank......................     5,158,732
    280,000   Sumitomo Trust & Bank..............     3,851,634
    140,000   TDK Corporation....................     7,098,010
  1,090,000   Teijin.............................     5,740,506
    475,000   Tokyo Broadcasting Systems Inc.....     7,934,169
    222,000   Tokyo Electric Power Company.......     5,758,585
    950,000   Toshiba Corporation................     6,842,054
    215,000   Tostem Corporation.................     6,548,759
  1,850,000   UBE Industries Ltd.+...............     7,016,458
    500,000   Yamaichi Securities................     3,163,842
  1,010,000   Yasuda Fire & Marine Industries....     6,668,828
                                                   ------------
                                                    183,150,529
                                                   ------------
              KOREA -- 1.4%
     20,650   Hyundai Engine and Construction....       994,115
     70,000   Korea Electric Power Corporation...     2,779,472
    192,000   Korea First Bank+..................     1,866,061
     18,000   Samsung Electronics Ltd., GDS......     1,071,000
     85,000   Yukong Ltd.........................     2,978,005
                                                   ------------
                                                      9,688,653
                                                   ------------
              MALAYSIA -- 3.4%
    412,500   Genting Berhad.....................     3,560,800
  1,850,000   Land & General Berhad..............     3,682,499
    166,666   Leader Universal Holdings..........       443,435
    450,000   Malaysian Banking Berhad...........     3,565,235
  2,350,000   Malaysian Resources................     2,982,657
    960,000   Perusahaan Otomobil Nasional.......     3,235,317
    500,000   Tenaga Nasional Berhad.............     1,872,290
    800,000   United Engineers (Malaysia)
                Berhad...........................     4,982,263
                                                   ------------
                                                     24,324,496
                                                   ------------
              MEXICO -- 0.1%
     44,000   Grupo Carso S.A. de CV, ADR........       499,400
                                                   ------------
              NETHERLANDS -- 5.8%
    631,000   Elsevier N.V.......................     8,611,808
    122,000   Fortis Amev N.V....................     8,151,918
     36,000   Nutricia Verenigde Bedrijven.......     2,734,515

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1995 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              NETHERLANDS -- (CONTINUED)
    170,000   Polygram...........................  $ 10,235,904
     19,000   Royal Dutch Petroleum..............     2,444,081
    110,000   Wolters Kluwer.....................     9,279,318
                                                   ------------
                                                     41,457,544
                                                   ------------
              NORWAY -- 0.4%
     75,000   Norsk Hydro A.S....................     3,056,297
                                                   ------------
              SINGAPORE -- 3.0%
    300,000   Development Bank of Singapore
                (Alien)..........................     3,509,394
    250,000   Keppel Corporation.................     2,056,009
    330,000   Overseas Chinese Banking
                Corporation (Alien)..............     3,953,917
    300,000   Singapore Airlines (Alien).........     2,807,515
    252,000   Singapore Press Holdings (Alien)...     3,984,119
    900,000   Straits Steamship..................     2,845,799
  1,160,000   United Overseas Land...............     2,236,937
                                                   ------------
                                                     21,393,690
                                                   ------------
              SPAIN -- 2.8%
     35,000   Banco Popular de Espanol...........     5,878,058
    100,000   Continente Cent....................     2,243,317
    125,000   Empresa Nacional de Electridad S.A.
                (Endesa).........................     6,713,724
    171,000   Repsol S.A.........................     5,389,923
                                                   ------------
                                                     20,225,022
                                                   ------------
              SWEDEN -- 2.1%
     40,000   Astra AB "B".......................     1,470,061
    400,000   Atlas Copco AB "B".................     5,947,343
    330,000   Ericsson Tele "B"..................     7,775,007
                                                   ------------
                                                     15,192,411
                                                   ------------
              SWITZERLAND -- 5.4%
      7,280   Brown Boveri & Cie AG..............     8,364,255
      2,800   Ciba Geigy AG......................     2,497,362
      4,700   Nestle S.A.........................     5,012,000
      1,700   Roche Holdings AG..................    12,847,660
     33,000   Zurich Versicherungs...............    10,138,723
                                                   ------------
                                                     38,860,000
                                                   ------------
              THAILAND -- 1.8%
    130,000   Advanced Information Services
                Public Company Ltd...............     2,066,773
    120,000   Advanced Information Services
                (Alien)..........................     1,907,790
    225,000   Bangkok Bank Public Company Ltd.
                (Alien)..........................     2,396,661
     44,000   Siam Cement Public Company Ltd.
                (Alien)..........................     2,116,057
    485,000   Thai Farmers Bank Public Company
                (Alien)..........................     4,317,965
                                                   ------------
                                                     12,805,246
                                                   ------------
              UNITED KINGDOM -- 16.1%
  1,900,000   Allied Colloids....................     3,722,177
  1,075,000   Allied Irish Banks.................     5,857,226
    900,000   Argos..............................     7,582,865
    800,000   B.A.T. Industries..................     6,826,033
    550,000   Barclays Plc.......................     6,603,727
    375,000   Bass Ord...........................     3,957,301
  1,100,000   BPB Industries.....................     5,336,856
    765,000   British Airport Authority..........     5,748,790
    850,000   British Petroleum..................     6,693,262
  1,125,000   British Telecommunications.........     6,499,845
  1,125,000   BTR................................     5,759,465
    830,000   Cadbury Schweppes..................  $  7,056,603
    720,000   Guiness Plc........................     5,091,057
  1,000,000   Hanson Plc.........................     2,988,302
  1,150,000   Inchcape...........................     4,259,383
    100,000   Powergen Plc+......................       333,649
    350,000   Powergen Plc, Ord..................     2,865,862
    750,000   Reuters Holdings...................     7,076,652
  1,805,074   Rolls Royce Plc....................     4,917,547
  1,000,000   Royal Insurance Holdings...........     5,953,647
    650,000   Sedgwick Group.....................     1,198,765
    600,000   Smithkline Beecham "A".............     6,377,596
    200,000   South Wales Electric...............     3,351,796
                                                   ------------
                                                    116,058,406
                                                   ------------
              TOTAL COMMON STOCKS
                (Cost $615,619,831)..............   672,090,950
                                                    ===========
 PRINCIPAL
  AMOUNT
---------------------------------------------------------------
CONVERTIBLE BOND -- 1.2% (Cost $8,392,931)
$ 7,700,000   Mitsubishi Bank, Sub. Deb. Conv.,
                3.000% 11/30/02..................     8,460,375
                                                    ===========
  SHARES
---------------------------------------------------------------
PREFERRED STOCKS -- 0.5%
              KOREA -- 0.5%
     75,000   LG Electronics.....................     1,973,659
     15,186   Samsung Electronics................     1,747,355
                                                   ------------
              TOTAL PREFERRED STOCKS
                (Cost $3,381,922)................     3,721,014
                                                   ============
COMMON STOCK WARRANT -- 0.0%# (Cost $0)
              OTHER EUROPE -- 0.0%#
    680,000   Central European Growth Fund,
                expires 01/01/00+................        78,145
                                                    -----------
MUTUAL FUNDS -- 0.8%
  3,400,000   Central European Growth Fund.......     2,083,860
     50,000   Chile Growth Fund..................     1,900,000
    600,000   Five Arrows Chile Investment Trust
                Ltd. ............................     1,674,000
                                                    -----------
              TOTAL MUTUAL FUNDS
                (Cost $6,354,519)................     5,657,860
                                                    ===========
TOTAL INVESTMENTS
  (Cost $633,749,203*)...................   96.0%    690,008,344
OTHER ASSETS AND
  LIABILITIES (NET)......................    4.0      28,668,321
                                           -----    ------------
NET ASSETS...............................  100.0%   $718,676,665
                                           =====    ============

---------------

   *  Aggregate cost for Federal tax purposes.
  ** Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   +  Non-income producing security.
   #  Amount represents less than 0.01%.

ABBREVIATIONS:

ADR     American Depositary Receipt
ADS     American Depositary Share
Conv.   Convertible
Deb.    Debenture
GDS     Global Depositary Share
Sub.    Subordinated

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
NATIONS INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1995 (UNAUDITED)
AT NOVEMBER 30, 1995 SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                                               % OF NET        VALUE
                           SECTOR DIVERSIFICATION                               ASSETS        (NOTE 1)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS:
Banking......................................................................     11.1%     $ 79,761,245
Telecommunications...........................................................      6.6        47,679,093
Oil..........................................................................      5.1        36,434,449
Pharmaceuticals..............................................................      4.4        31,429,142
Chemicals....................................................................      3.7        26,533,498
Financial Services...........................................................      3.2        22,673,671
Transportation Equipment.....................................................      3.0        21,274,656
Real Estate..................................................................      2.9        21,148,804
Insurance....................................................................      2.9        20,774,393
Publishing...................................................................      2.8        19,766,309
Utilities....................................................................      2.0        14,337,810
Property.....................................................................      1.9        13,942,773
Technology...................................................................      1.9        13,940,064
Leisure and Entertainment....................................................      1.9        13,796,704
Food Manufacturer............................................................      1.9        13,449,974
Engineering - Construction...................................................      1.9        13,396,277
Textiles.....................................................................      1.8        13,207,959
Electric, Gas, Sanitary Services.............................................      1.8        12,713,059
Construction.................................................................      1.7        11,885,615
Consumer Services............................................................      1.5        10,942,753
Retail.......................................................................      1.4        10,048,329
Food Retailer................................................................      1.4         9,968,886
Paper........................................................................      1.4         9,961,252
Communication................................................................      1.3         9,600,468
Electrical Machinery and Equipment...........................................      1.3         9,435,255
Food.........................................................................      1.3         9,048,358
Stone, Clay, Glass, Concrete Products........................................      1.2         8,973,939
Electronics - Semiconductor..................................................      1.2         8,685,523
Mining.......................................................................      1.2         8,369,577
Wine and Spirits.............................................................      1.1         7,978,039
Basic Industries.............................................................      1.1         7,888,873
Holding Company..............................................................      1.0         7,360,752
Media........................................................................      1.0         7,076,652
Building Construction........................................................      1.0         6,897,569
Iron Steel...................................................................      1.0         6,877,917
Tobacco......................................................................      0.9         6,826,033
Metal Fabricate - Hardware...................................................      0.9         6,612,626
Consumer Goods...............................................................      0.9         6,437,730
Airlines.....................................................................      0.9         6,302,330
Office Supplies..............................................................      0.8         6,131,172
Industrial Gas...............................................................      0.8         5,947,343
Other Industries.............................................................      0.8         5,759,465
Food-Processing..............................................................      0.7         5,012,000
Personal Services............................................................      0.7         4,953,214
Engineering..................................................................      0.7         4,917,547
Television...................................................................      0.6         4,670,450
Computer Industry............................................................      0.6         3,974,563

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
NATIONS INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1995 (UNAUDITED)

                                                                               % OF NET        VALUE
                     SECTOR DIVERSIFICATION (CONTINUED)                         ASSETS        (NOTE 1)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electrical Equipment.........................................................      0.5%     $  3,556,556
Automotive...................................................................      0.5         3,235,317
Other Investment Offices.....................................................      0.4         3,007,796
Petroleum....................................................................      0.4         2,978,006
Water Transportation.........................................................      0.2         2,056,009
Industrial...................................................................      0.2         1,396,500
Forest Products and Paper....................................................      0.1         1,056,656
                                                                                 -----       -----------
TOTAL COMMON STOCKS..........................................................     93.5       672,090,950
CONVERTIBLE BOND.............................................................      1.2         8,460,375
PREFERRED STOCKS.............................................................      0.5         3,721,014
COMMON STOCK WARRANT.........................................................      0.0#           78,145
MUTUAL FUNDS.................................................................      0.8         5,657,860
                                                                                 -----       -----------
TOTAL INVESTMENTS............................................................     96.0       690,008,344
OTHER ASSETS AND LIABILITIES (NET)...........................................      4.0        28,668,321
                                                                                 -----      ------------
NET ASSETS...................................................................    100.0%     $718,676,665
                                                                                 =====      ============

---------------

# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
NATIONS INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
   SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS              NOVEMBER 30, 1995
(UNAUDITED)

                                           CONTRACT TO BUY                                        NET UNREALIZED
                          --------------------------------------------------                      APPRECIATION/
                                        LOCAL                     VALUE IN       IN EXCHANGE      (DEPRECIATION)
MATURITY DATE                          CURRENCY                    U.S. $         FOR U.S. $       OF CONTRACT
----------------------------------------------------------------------------------------------------------------
12/04/95                        3,965,300 NLG...............    $  2,448,774     $  2,463,684        $(14,910)
12/04/95                       28,302,251 THB...............       1,124,822        1,125,786            (964)
12/05/95                    1,088,198,029 IDR...............         476,341          476,444            (103)
12/06/95                       12,933,354 SGD...............       2,080,018        2,077,446           2,572
                                                                                                  --------------
                                                                                                     $(13,405)
                                                                                                  --------------

                                           CONTRACT TO SELL
                          --------------------------------------------------                      NET UNREALIZED
                                        LOCAL                     VALUE IN       IN EXCHANGE       APPRECIATION
MATURITY DATE                          CURRENCY                    U.S. $         FOR U.S. $       OF CONTRACT
----------------------------------------------------------------------------------------------------------------
01/12/96                       3,432,0750 KRW...............    $     44,535     $     44,677        $    142
02/28/96                        6,600,000 CHF...............       5,668,399        5,761,550          93,151
02/28/96                      108,000,000 FRF...............      21,620,756       21,921,367         300,611
02/28/96                    3,200,000,000 JPY...............      31,871,716       32,082,774         211,058
02/28/96                    3,150,000,000 JPY...............      31,373,720       31,574,199         200,479
02/28/96                    3,150,000,000 JPY...............      31,373,721       31,563,126         189,405
                                                                                                  ------------
                                                                                                     $994,846
                                                                                                  ------------
                    Net Unrealized Appreciation of Forward Foreign Exchange Contracts........        $981,441
                                                                                                  ============
---------------------------------------------------
         KEY TO CURRENCY ABBREVIATIONS
        CHF         Swiss Franc
        FRF         French Franc
        IDR         Indonesian Rupiah
        JPY         Japanese Yen
        KRW         Korean Won
        NLG         Netherlands Guilder
        SGD         Singapore Dollar
        THB         Thailand Baht
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES            NOVEMBER 30, 1995 (UNAUDITED)

                                                                                           NATIONS       NATIONS       NATIONS
                                                            NATIONS         NATIONS         EQUITY      GOVERNMENT   INTERNATIONAL
                                                             PRIME          TREASURY        INCOME      SECURITIES      EQUITY
                                                              FUND            FUND           FUND          FUND          FUND
                                                         -------------------------------------------------------------------------
ASSETS:
Investments, at value
See accompanying schedules:
  Securities...........................................  $4,178,116,348  $  996,557,784  $368,134,938  $123,241,623  $690,008,344
  Repurchase agreements................................              --   2,739,986,000    48,595,000     4,577,000            --
                                                         --------------  --------------  ------------  ------------  ------------
    Total investments..................................   4,178,116,348   3,736,543,784   416,729,938   127,818,623   690,008,344
Cash...................................................         824,695             138            76           889    33,898,911
Foreign currency, at value (Cost $206).................              --              --            --            --           208
Net unrealized appreciation of forward foreign exchange
  contracts (Note 1)
  See accompanying schedule............................              --              --            --            --       981,441
Dividends receivable...................................         442,826         370,929     1,295,305           696     1,103,197
Interest receivable....................................      15,410,423       3,661,980       503,321       975,579       150,338
Receivable for Fund shares sold........................      14,339,396         362,587       661,636       518,889     6,888,443
Receivable for investment securities sold..............              --              --       513,035        50,787            --
Receivable for withholding tax on dividends............              --              --            --            --       582,519
Unamortized organization costs (Note 7)................              --              --         6,670            --        25,115
Prepaid expenses and other assets......................         176,237         125,981           610            15         2,712
                                                         --------------  --------------  ------------  ------------  ------------
  Total Assets.........................................   4,209,309,925   3,741,065,399   419,710,591   129,365,478   733,641,228
                                                         ==============  ==============  ============  ============  ============
LIABILITIES:
Payable for reverse repurchase agreements (Note 1).....              --     648,986,000            --            --            --
Payable for Fund shares redeemed.......................       8,738,811         551,323       283,524       488,428     1,004,523
Payable for investment securities purchased (Notes 1
  and 4)...............................................              --      99,919,111            --            --    13,167,864
Investment advisory fee payable (Note 2)...............         510,156         423,793       227,556        13,946       513,696
Administration fee payable (Note 2)....................         168,707         120,432        33,826        11,074        57,076
Shareholder servicing and distribution fees payable
  (Note 3).............................................         363,271          63,425        70,566        33,834        24,594
Transfer agent fees (Note 2)...........................         122,998          89,155        38,835        15,808        64,232
Custodian fees payable (Note 2)........................          47,204          39,252         5,632         1,776        41,367
Dividends payable......................................      13,267,977      12,571,117            --       391,324            --
Accrued Directors' fees and expenses (Note 2)..........          19,603          14,271         1,922           506         3,109
Accrued expenses and other payables....................         291,188          95,433        37,222        18,541        88,102
                                                         --------------  --------------  ------------  ------------  ------------
  Total Liabilities....................................      23,529,915     762,873,312       699,083       975,237    14,964,563
                                                         --------------  --------------  ------------  ------------  ------------
NET ASSETS.............................................  $4,185,780,010  $2,978,192,087  $419,011,508  $128,390,241  $718,676,665
                                                         ==============  ==============  ============  ============  ============
Investments, at cost (Note 1)..........................  $4,178,116,348  $3,736,543,784  $379,405,728  $126,025,075  $633,749,203
                                                         ==============  ==============  ============  ============  ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in
  excess of net investment income).....................  $           --  $        1,109  $  2,259,681  $   (364,798) $(14,973,269)
Accumulated net realized gain/(loss) on investments
  sold, forward foreign exchange contracts, foreign
  currency and net other assets and liabilities........        (443,399)          2,535    11,311,518    (6,622,918)   17,081,518
Net unrealized appreciation/(depreciation) of
  investments, forward foreign exchange contracts,
  foreign currency and net other assets................              --              --    37,324,210     1,793,548    57,225,505
Par value..............................................       4,186,211       2,978,144        33,192        12,891        57,451
Paid-in capital in excess of par value.................   4,182,037,198   2,975,210,299   368,082,907   133,571,518   659,285,460
                                                         --------------  --------------  ------------  ------------  ------------
NET ASSETS.............................................  $4,185,780,010  $2,978,192,087  $419,011,508  $128,390,241  $718,676,665
                                                         ==============  ==============  ============  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
   NOVEMBER 30, 1995 (UNAUDITED)

                                                                                            NATIONS       NATIONS      NATIONS
                                                             NATIONS         NATIONS         EQUITY     GOVERNMENT   INTERNATIONAL
                                                              PRIME          TREASURY        INCOME     SECURITIES      EQUITY
                                                               FUND            FUND           FUND         FUND          FUND
                                                          -----------------------------------------------------------------------
NET ASSETS:
Trust A Shares........................................... $2,751,290,192  $2,725,471,134  $275,586,074  $58,266,611  $674,178,922
                                                            ------------    ------------   -----------   ----------   -----------
Trust B Shares........................................... $  101,221,368  $   51,122,934           N/A          N/A           N/A
                                                            ------------    ------------   -----------   ----------   -----------
Investor A Shares........................................ $  967,618,786  $  144,400,117  $ 40,370,672  $10,291,230  $  5,874,560
                                                            ------------    ------------   -----------   ----------   -----------
Investor B Shares........................................ $  297,779,548  $   48,953,920           N/A          N/A           N/A
                                                            ------------    ------------   -----------   ----------   -----------
Investor C Shares........................................ $   67,830,298  $    8,241,900  $  4,600,515  $ 2,823,718  $    588,582
                                                            ------------    ------------   -----------   ----------   -----------
Investor D Shares........................................ $       39,818  $        2,082           N/A          N/A           N/A
                                                            ------------    ------------   -----------   ----------   -----------
Investor N Shares........................................            N/A             N/A  $ 98,454,247  $57,008,682  $ 38,034,601
                                                            ------------    ------------   -----------   ----------   -----------
SHARES OUTSTANDING:
Trust A Shares...........................................  2,751,573,457   2,725,427,520    21,805,902    5,850,336    53,830,916
                                                            ------------    ------------   -----------   ----------   -----------
Trust B Shares...........................................    101,231,790      51,122,116           N/A          N/A           N/A
                                                            ------------    ------------   -----------   ----------   -----------
Investor A Shares........................................    967,718,409     144,397,803     3,202,363    1,033,273       473,288
                                                            ------------    ------------   -----------   ----------   -----------
Investor B Shares........................................    297,810,207      48,953,137           N/A          N/A           N/A
                                                            ------------    ------------   -----------   ----------   -----------
Investor C Shares........................................     67,837,281       8,241,768       363,220      283,505        48,491
                                                            ------------    ------------   -----------   ----------   -----------
Investor D Shares........................................         39,822           2,082           N/A          N/A           N/A
                                                            ------------    ------------   -----------   ----------   -----------
Investor N Shares........................................            N/A             N/A     7,820,504    5,724,027     3,098,658
                                                            ------------    ------------   -----------   ----------   -----------
TRUST A SHARES:
Net asset value, offering price and redemption price per
  share..................................................          $1.00           $1.00        $12.64        $9.96        $12.52
                                                                    ----            ----         -----         ----         -----
TRUST B SHARES:
Net asset value, offering price and redemption price per
  share..................................................          $1.00           $1.00           N/A          N/A           N/A
                                                                    ----            ----
INVESTOR A SHARES:
Net asset value and redemption price per share...........          $1.00           $1.00        $12.61        $9.96        $12.41
                                                                    ----            ----         -----         ----         -----
Maximum sales charge.....................................            N/A             N/A          5.75%        4.75%         5.75%
Maximum offering price per share.........................            N/A             N/A        $13.38       $10.46        $13.17
                                                                                                 -----        -----         -----
INVESTOR B SHARES:
Net asset value, offering price and redemption price per
  share..................................................          $1.00           $1.00           N/A          N/A           N/A
                                                                    ----            ----
INVESTOR C SHARES:
Net asset value, offering price and redemption price per
  share..................................................          $1.00           $1.00        $12.67*       $9.96*       $12.14*
                                                                    ----            ----         -----         ----         -----
INVESTOR D SHARES:
Net asset value, offering price and redemption price per
  share..................................................          $1.00           $1.00           N/A          N/A           N/A
                                                                    ----            ----
INVESTOR N SHARES*:
Net asset value and offering price per share.............            N/A             N/A        $12.59        $9.96        $12.27
                                                                                                 -----         ----         -----

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)

                                                                                           NATIONS      NATIONS        NATIONS
                                                              NATIONS        NATIONS       EQUITY      GOVERNMENT   INTERNATIONAL
                                                               PRIME        TREASURY       INCOME      SECURITIES      EQUITY
                                                                FUND          FUND          FUND          FUND          FUND
                                                            ---------------------------------------------------------------------
INVESTMENT INCOME:
Interest..................................................  $124,166,057   $90,541,509   $ 2,832,604   $3,940,222    $   775,303
Dividends (Net of foreign withholding taxes of $102,078
  for the Nations Equity Income Fund and $792,622 for the
  Nations International Equity Fund)......................     2,647,085     2,646,323     5,493,963         697       5,739,568
Fee Income (Note 4).......................................            --            --            --      26,381              --
                                                            ------------   -----------   -----------   ----------    -----------
    Total investment income...............................   126,813,142    93,187,832     8,326,567   3,967,300       6,514,871
                                                            ------------   -----------   -----------   ----------    -----------
EXPENSES:
Investment advisory fee (Note 2)..........................     4,215,079     3,161,857     1,378,209     350,354       3,197,062
Administration fee (Note 2)...............................     2,089,683     1,567,535       204,686      54,634         328,428
Custodian fees (Note 2)...................................       281,803       240,902        33,947      11,327         253,881
Transfer agent fees (Note 2)..............................       450,404       325,984       138,854      35,360         222,505
Directors' fees and expenses (Note 2).....................        26,602        19,468         2,578         699           4,594
Amortization of organization costs (Note 7)...............            --            --         7,634       1,010          10,316
Other.....................................................       680,695       382,838       101,748      59,434          55,609
                                                            ------------   -----------   -----------   ----------    -----------
    Subtotal..............................................     7,744,266     5,698,584     1,867,656     512,818       4,072,395
Shareholder servicing and distribution fees (Note 3):
  Trust B Shares..........................................       145,526        74,044            --          --              --
  Investor A Shares.......................................     1,452,211       213,840        47,547      13,430           7,047
  Investor B/C Shares.....................................       316,641        77,997        21,868      10,729           2,706
  Investor C/N Shares.....................................        80,895         9,539       323,489     182,966         130,996
  Investor D Shares.......................................            62             3            --          --              --
Fees waived by investment adviser and/or administrator
  (Note 2)................................................    (1,421,502)     (987,696)           --     (77,182 )      (300,813)
                                                            ------------   -----------   -----------   ----------    -----------
    Total expenses........................................     8,318,099     5,086,311     2,260,560     642,761       3,912,331
                                                            ------------   -----------   -----------   ----------    -----------
NET INVESTMENT INCOME.....................................   118,495,043    88,101,521     6,066,007   3,324,539       2,602,540
                                                            ------------   -----------   -----------   ----------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Realized gain/(loss) from:
  Security transactions...................................       (15,847)        3,576     8,781,679     466,231       4,355,978
  Forward foreign exchange contracts......................            --            --          (138)         --      16,319,788
  Foreign currency transactions...........................            --            --           649          --        (297,613)
                                                            ------------   -----------   -----------   ----------    -----------
Net realized gain/(loss) on investments during the
  period..................................................       (15,847)        3,576     8,782,190     466,231      20,378,153
Change in unrealized appreciation/(depreciation) of:
  Securities..............................................            --            --    19,433,136     917,075      11,757,867
  Forward foreign exchange contracts......................            --            --            --          --       6,073,320
  Foreign currency........................................            --            --            --          --        (117,513)
                                                            ------------   -----------   -----------   ----------    -----------
Net unrealized appreciation of investments during the
  period..................................................            --            --    19,433,136     917,075      17,713,674
                                                            ------------   -----------   -----------   ----------    -----------
Net realized and unrealized gain/(loss) on investments....       (15,847)        3,576    28,215,326   1,383,306      38,091,827
                                                            ------------   -----------   -----------   ----------    -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.........................................  $118,479,196   $88,105,097   $34,281,333   $4,707,845    $40,694,367
                                                            ============   ===========   ===========   ==========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations Treasury Fund
--------------------------------------------------------------------------------
   STATEMENT OF CASH FLOWS                         NOVEMBER 30, 1995 (UNAUDITED)

Cash flows from operating and investing activities:
  Investment income received..........................................  $    70,463,297
  Payment of operating expenses.......................................       (4,914,746)
  Net purchases of short-term investments.............................      171,143,215
                                                                        ---------------
Cash provided by operating and investing activities...................                       $236,691,766
Cash flows from financing activities:
  Proceeds from shares sold...........................................    5,248,207,395
  Payments on shares redeemed.........................................   (5,394,647,845)
  Cash used from reverse repurchase agreement.........................       (6,959,000)
  Distributions paid*.................................................      (85,146,014)
                                                                        ---------------
Cash used by financing activities.....................................                       (238,545,464)
                                                                                             ------------
Decrease in cash......................................................                         (1,853,698)
Cash at beginning of period...........................................                          1,853,836
                                                                                             ------------
Cash at end of period.................................................                       $        138
                                                                                             ============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH
  PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations..................                       $ 88,105,097
  Decrease in investments.............................................  $    48,751,452
  Increase in interest and dividends receivable.......................         (255,459)
  Decrease in other assets............................................           22,712
  Increase in payable for investments purchased.......................       99,919,111
  Increase in accrued expenses........................................          148,853
                                                                        ---------------
Cash provided by operating activities.................................                       $236,691,766
                                                                                             ============

---------------
* Noncash activities include reinvestment of dividends of $4,768,825.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)

                                                                                      NATIONS         NATIONS          NATIONS
                                                   NATIONS           NATIONS           EQUITY        GOVERNMENT     INTERNATIONAL
                                                    PRIME            TREASURY          INCOME        SECURITIES        EQUITY
                                                     FUND              FUND             FUND            FUND            FUND
                                                --------------------------------------------------------------------------------
Net investment income.......................... $  118,495,043    $   88,101,521    $  6,066,007    $  3,324,539    $  2,602,540
Net realized gain/(loss) on investments........        (15,847)            3,576       8,782,190         466,231      20,378,153
Change in unrealized appreciation of
  investments..................................             --                --      19,433,136         917,075      17,713,674
                                                --------------    --------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations...................................    118,479,196        88,105,097      34,281,333       4,707,845      40,694,367
Distributions to shareholders from net
  investment income:
  Trust A Shares...............................    (84,035,207)      (81,342,428)     (4,643,318)     (1,280,907)             --
  Trust B Shares...............................     (3,212,697)       (1,596,526)             --              --              --
  Investor A Shares............................    (22,465,943)       (3,266,475)       (568,693)       (327,424)             --
  Investor B Shares............................     (6,987,501)       (1,689,930)             --              --              --
  Investor C Shares............................     (1,792,277)         (206,111)        (49,507)        (81,486)             --
  Investor D Shares............................         (1,418)              (51)             --              --              --
  Investor N Shares............................             --                --      (1,087,333)     (1,634,711)             --
Net increase/(decrease) in net assets from
  Fund share transactions:
  Trust A Shares...............................   (121,823,194)     (171,399,261)    (26,640,192)     17,684,712      62,900,264
  Trust B Shares...............................    (24,901,602)       (5,692,224)             --              --              --
  Investor A Shares............................    269,287,746        36,924,039       2,249,993        (740,974)        677,990
  Investor B Shares............................     80,814,114        (3,609,885)             --              --              --
  Investor C Shares............................     14,380,395         1,868,691          22,587        (151,155)         63,645
  Investor D Shares............................         37,790                51              --              --              --
  Investor N Shares............................             --                --      17,178,505         277,185       4,656,766
                                                --------------    --------------    ------------    ------------    ------------
Net increase/(decrease) in net assets..........    217,779,402      (141,905,013)     20,743,375      18,453,085     108,993,032
NET ASSETS:
Beginning of period............................  3,968,000,608     3,120,097,100     398,268,133     109,937,156     609,683,633
                                                --------------    --------------    ------------    ------------    ------------
End of period.................................. $4,185,780,010    $2,978,192,087    $419,011,508    $128,390,241    $718,676,665
                                                ==============    ==============    ============    ============    ============
Undistributed net investment
  income/(distributions in excess of net
  investment income) at end of period.......... $           --    $        1,109    $  2,259,681    $   (364,798)   $(14,973,269)
                                                ==============    ==============    ============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED MAY 31, 1995

                                                                                  NATIONS        NATIONS         NATIONS
                                                 NATIONS          NATIONS          EQUITY       GOVERNMENT    INTERNATIONAL
                                                  PRIME           TREASURY         INCOME       SECURITIES       EQUITY
                                                   FUND             FUND            FUND           FUND           FUND
                                              -----------------------------------------------------------------------------
Net investment income.......................  $  190,185,080   $  147,953,000   $ 13,092,025   $  7,075,024   $  6,125,402
Net realized gain/(loss) on investments.....           1,780               32     14,003,911     (5,534,882)   (18,973,898)
Change in unrealized appreciation on
  investments...............................              --               --     23,887,774      5,468,488      6,301,646
                                              --------------   --------------   ------------   ------------   -------------
Net increase/(decrease) in net assets
  resulting from operations.................     190,186,860      147,953,032     50,983,710      7,008,630     (6,546,850)
Distributions to shareholders from net
  investment income:
  Trust A Shares............................    (148,958,819)    (139,757,883)    (9,856,745)    (2,523,573)      (931,481)
  Trust B Shares............................      (5,136,504)      (2,557,073)            --             --             --
  Investor A Shares.........................     (29,631,302)      (4,431,540)    (1,156,262)      (695,474)        (5,028)
  Investor B Shares.........................      (5,028,843)      (1,089,257)            --             --             --
  Investor C Shares.........................      (1,429,580)        (116,108)      (112,439)      (221,446)            --
  Investor D Shares.........................             (32)             (30)            --             --             --
  Investor N Shares.........................              --               --     (1,729,944)    (3,167,986)       (12,349)
Distributions to shareholders from net
  realized gain on investments:
  Trust A Shares............................              --           (1,048)   (17,409,491)            --     (5,495,934)
  Trust B Shares............................              --              (19)            --             --             --
  Investor A Shares.........................              --              (33)    (2,096,836)            --        (49,133)
  Investor B Shares.........................              --               (8)            --             --             --
  Investor C Shares.........................              --               (1)      (258,136)            --         (4,022)
  Investor D Shares.........................              --               --             --             --             --
  Investor N Shares.........................              --               --     (3,677,792)            --       (291,841)
Distributions in excess of net realized gain
  on investments:
  Trust A Shares............................              --               --             --             --     (4,311,458)
  Trust B Shares............................              --               --             --             --             --
  Investor A Shares.........................              --               --             --             --        (38,735)
  Investor B Shares.........................              --               --             --             --             --
  Investor C Shares.........................              --               --             --             --         (3,171)
  Investor D Shares.........................              --               --             --             --             --
  Investor N Shares.........................              --               --             --             --       (229,798)
Distributions to shareholders from capital:
  Trust A Shares............................              --               --             --       (167,558)            --
  Trust B Shares............................              --               --             --             --             --
  Investor A Shares.........................              --               --             --        (47,777)            --
  Investor B Shares.........................              --               --             --             --             --
  Investor C Shares.........................              --               --             --        (16,490)            --
  Investor D Shares.........................              --               --             --             --             --
  Investor N Shares.........................              --               --             --       (234,720)            --
Net increase/(decrease) in net assets from
  Fund share transactions:
  Trust A Shares............................     (10,718,867)     216,878,016     46,987,917     (4,498,777)   187,819,405
  Trust B Shares............................     126,133,392       56,814,340             --             --             --
  Investor A Shares.........................     186,535,070       33,280,029        504,212     (3,076,060)     1,874,077
  Investor B Shares.........................     216,994,080       52,561,009             --             --             --
  Investor C Shares.........................      51,975,852        6,181,912        (82,344)    (2,265,980)       169,852
  Investor D Shares.........................           2,032            2,031             --             --
  Investor N Shares.........................              --               --     26,477,537       (313,210)    15,273,894
                                              --------------   --------------   ------------   ------------   -------------
Net increase/(decrease) in net assets.......     570,923,339      365,717,369     88,573,387    (10,220,421)   187,217,428
NET ASSETS:
Beginning of year...........................   3,397,077,269    2,754,379,731    309,694,746    120,157,577    422,466,205
                                              --------------   --------------   ------------   ------------   -------------
End of year.................................  $3,968,000,608   $3,120,097,100   $398,268,133   $109,937,156   $609,683,633
                                              ==============   ==============   ============   ============   =============
Undistributed net investment
  income/(distributions in excess of net
  investment income) at end of year.........  $           --   $        1,109   $  2,542,525   $   (364,809)  $(17,575,809)
                                              ==============   ==============   ============   =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

Since Nations Prime Fund and Nations Treasury Fund have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                         NATIONS PRIME FUND                        NATIONS TREASURY FUND
                                                SIX MONTHS ENDED                            SIX MONTHS ENDED
                                               NOVEMBER 30, 1995         YEAR ENDED        NOVEMBER 30, 1995        YEAR ENDED
                                                  (UNAUDITED)           MAY 31, 1995          (UNAUDITED)          MAY 31, 1995
                                              ----------------------------------------------------------------------------------
TRUST A SHARES:
  Sold......................................     $ 1,535,486,736       $4,179,031,181       $  3,463,888,999      $8,214,697,040
  Issued as reinvestment of dividends.......             177,434                   --                 10,887              15,712
  Redeemed..................................      (1,657,487,364)      (4,189,750,048)        (3,635,299,147)     (7,997,834,736)
                                                 ---------------       --------------         --------------      --------------
  Net increase/(decrease)...................     $  (121,823,194)      $  (10,718,867)      $   (171,399,261)     $  216,878,016
                                                 ===============       ==============       ================      ==============

                                                                        PERIOD ENDED                               PERIOD ENDED
                                                                       MAY 31, 1995*+                             MAY 31, 1995**+
                                                                        --------------                            ---------------
TRUST B SHARES:
  Sold......................................     $   193,098,230       $  472,671,842       $    123,293,541      $  274,967,675
  Issued as reinvestment of dividends.......                  --                   --                     --                  --
  Redeemed..................................        (217,999,832)        (346,538,450)          (128,985,765)       (218,153,335)
                                                 ---------------       --------------         --------------      --------------
  Net increase/(decrease)...................     $   (24,901,602)      $  126,133,392       $     (5,692,224)     $   56,814,340
                                                 ===============       ==============       ================      ==============

                                                                         YEAR ENDED                                 YEAR ENDED
                                                                        MAY 31, 1995                               MAY 31, 1995
                                                                      ----------------                           ---------------
INVESTOR A SHARES:
  Sold......................................     $ 1,915,444,020      $ 4,055,956,632        $   191,836,851     $ 1,790,095,545
  Issued as reinvestment of dividends.......          21,521,010           27,595,453              3,190,741           4,030,399
  Redeemed..................................      (1,667,677,284)      (3,897,017,015)          (158,103,553)     (1,760,845,915)
                                                 ---------------      ---------------        ---------------     ---------------
  Net increase..............................     $   269,287,746      $   186,535,070        $    36,924,039     $    33,280,029
                                                 ===============       ==============       ================      ==============
INVESTOR B SHARES:
  Sold......................................     $   958,864,109      $ 1,233,942,079        $ 1,458,860,884     $ 1,115,379,304
  Issued as reinvestment of dividends.......           6,303,083            4,499,801              1,361,946             923,681
  Redeemed..................................        (884,353,078)      (1,021,447,800)        (1,463,832,715)     (1,063,741,976)
                                                 ---------------      ---------------        ---------------     ---------------
  Net increase/(decrease)...................     $    80,814,114      $   216,994,080        $    (3,609,885)    $    52,561,009
                                                 ===============       ==============       ================      ==============
INVESTOR C SHARES:
  Sold......................................     $   112,614,183      $   145,963,264        $     9,646,818     $    10,389,850
  Issued as reinvestment of dividends.......           1,739,675            1,371,960                205,200             114,263
  Redeemed..................................         (99,973,463)         (95,359,372)            (7,983,327)         (4,322,201)
                                                 ---------------      ---------------        ---------------     ---------------
  Net increase..............................     $    14,380,395      $    51,975,852        $     1,868,691     $     6,181,912
                                                 ===============       ==============       ================      ==============

                                                                        PERIOD ENDED                               PERIOD ENDED
                                                                       MAY 31, 1995*+                             MAY 31, 1995**+
                                                                      ---------------                            ---------------
INVESTOR D SHARES:
  Sold......................................     $        92,585      $         2,000        $            --     $         2,000
  Issued as reinvestment of dividends.......               1,417                   32                     51                  31
  Redeemed..................................             (56,212)                  --                     --                  --
                                                 ---------------      ---------------        ---------------     ---------------
  Net increase..............................     $        37,790      $         2,032        $            51     $         2,031
                                                 ===============       ==============       ================      ==============

---------------
   * The Nations Prime Fund's Trust B and Investor D Shares commenced operations on June 16, 1994 and February 9, 1995, respectively.
  ** The Nations Treasury Fund's Trust B and Investor D Shares commenced operations on June 16, 1994 and February 9, 1995, respectively.
   + As of November 30, 1995, the Nations Prime Fund and Nations Treasury Fund had each issued 10 Trust B Shares, 2,010 Investor B Shares and 2,000 Investor D Shares to Stephens, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                  NATIONS EQUITY INCOME FUND
                                                                    SIX MONTHS ENDED
                                                                   NOVEMBER 30, 1995                         YEAR ENDED
                                                                      (UNAUDITED)                           MAY 31, 1995
                                                             ------------------------------        ------------------------------
                                                               SHARES            DOLLARS             SHARES            DOLLARS
                                                             --------------------------------------------------------------------
TRUST A SHARES:
  Sold....................................................    2,003,730        $ 24,345,465        10,384,693        $117,673,123
  Issued in exchange for Trust A Shares of the Nations
    Mortgage-Backed Securities Fund.......................           --                  --                --                  --
  Issued as reinvestment of dividends.....................      132,357           1,593,372         1,562,311          16,446,517
  Redeemed................................................   (4,307,489)        (52,579,029)       (7,712,497)        (87,131,723)
                                                             ----------        ------------        ----------        ------------
  Net increase/(decrease).................................   (2,171,402)       $(26,640,192)        4,234,507        $ 46,987,917
                                                             ==========        ============        ==========        ============
INVESTOR A SHARES:
  Sold....................................................      392,405        $  4,775,987           518,086        $  5,797,756
  Issued as reinvestment of dividends.....................       45,302             543,677           294,458           3,116,118
  Redeemed................................................     (252,435)         (3,069,671)         (748,735)         (8,409,662)
                                                             ----------        ------------        ----------        ------------
  Net increase/(decrease).................................      185,272        $  2,249,993            63,809        $    504,212
                                                             ==========        ============        ==========        ============
INVESTOR C SHARES:
  Sold....................................................       39,880        $    487,360            35,127        $    407,413
  Issued as reinvestment of dividends.....................        3,347              40,846            32,384             343,436
  Redeemed................................................      (41,471)           (505,619)          (74,185)           (833,193)
                                                             ----------        ------------        ----------        ------------
  Net increase/(decrease).................................        1,756        $     22,587            (6,674)       $    (82,344)
                                                             ==========        ============        ==========        ============
INVESTOR N SHARES:
  Sold....................................................    1,751,092        $ 21,265,380         2,674,147        $ 30,201,050
  Issued as reinvestment of dividends.....................       83,793           1,007,224           480,155           5,062,261
  Redeemed................................................     (420,204)         (5,094,099)         (786,116)         (8,785,774)
                                                             ----------        ------------        ----------        ------------
  Net increase/(decrease).................................    1,414,681        $ 17,178,505         2,368,186        $ 26,477,537
                                                             ==========        ============        ==========        ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

               NATIONS GOVERNMENT SECURITIES FUND                              NATIONS INTERNATIONAL EQUITY FUND
        SIX MONTHS ENDED                                               SIX MONTHS ENDED
        NOVEMBER 30, 1995                 YEAR ENDED                   NOVEMBER 30, 1995                  YEAR ENDED
           (UNAUDITED)                   MAY 31, 1995                     (UNAUDITED)                    MAY 31, 1995
    -------------------------     ---------------------------     ---------------------------     ---------------------------
     SHARES         DOLLARS         SHARES         DOLLARS          SHARES         DOLLARS          SHARES         DOLLARS
    -------------------------------------------------------------------------------------------------------------------------
      736,583     $ 7,652,085      1,463,730     $ 14,002,608      9,753,439     $119,543,537     22,828,690     $275,581,668
    1,913,042      18,401,388             --               --             --               --             --               --
           --              --          3,352           32,232             --               --         23,815          275,921
     (847,836)     (8,368,761)    (1,964,709)     (18,533,617)    (4,669,848)     (56,643,273)    (7,414,635)     (88,038,184)
    ---------     -----------     ----------     ------------     ----------     ------------     ----------     ------------
    1,801,789     $17,684,712       (497,627)    $ (4,498,777)     5,083,591     $ 62,900,264     15,437,870     $187,819,405
    =========     ===========     ==========     ============     ==========     ============     ==========     ============

       53,078     $   522,627        204,950     $  1,955,744      1,078,920     $ 13,290,018        338,220     $  4,096,060
       15,513         153,129         38,414          366,488              5               57          7,391           84,829
     (143,894)     (1,416,730)      (568,335)      (5,398,292)    (1,023,666)     (12,612,085)      (195,903)      (2,306,812)
    ---------     -----------     ----------     ------------     ----------     ------------     ----------     ------------
      (75,303)    $  (740,974)      (324,971)    $ (3,076,060)        55,259     $    677,990        149,708     $  1,874,077
    =========     ===========     ==========     ============     ==========     ============     ==========     ============

       35,261     $   348,543         26,987     $    260,866          7,366     $     88,989         16,915     $    196,692
        4,856          47,938         14,602          139,252             --               --            621            7,000
      (55,417)       (547,636)      (280,270)      (2,666,098)        (2,113)         (25,344)        (2,910)         (33,840)
    ---------     -----------     ----------     ------------     ----------     ------------     ----------     ------------
      (15,300)    $  (151,155)      (238,681)    $ (2,265,980)         5,253     $     63,645         14,626     $    169,852
    =========     ===========     ==========     ============     ==========     ============     ==========     ============

      483,812     $ 4,775,132      1,490,959     $ 14,332,577        638,718     $  7,703,387      1,600,158     $ 19,214,591
       99,642         983,634        217,970        2,077,961             --               --         45,762          521,446
     (556,193)     (5,481,581)    (1,760,483)     (16,723,748)      (252,880)      (3,046,621)      (384,329)      (4,462,143)
    ---------     -----------     ----------     ------------     ----------     ------------     ----------     ------------
       27,261     $   277,185        (51,554)    $   (313,210)       385,838     $  4,656,766      1,261,591     $ 15,273,894
    =========     ===========     ==========     ============     ==========     ============     ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                       TRUST A SHARES
                                              -------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED         YEAR         YEAR         YEAR        YEAR
                                                11/30/95      ENDED        ENDED        ENDED       ENDED
                                               (UNAUDITED)   05/31/95     05/31/94     05/31/93    05/31/92
                                              -------------------------------------------------------------
NATIONS PRIME FUND
Operating performance:
Net asset value, beginning of period......    $     1.00    $     1.00   $     1.00   $     1.00   $   1.00
                                              ----------    ----------   ----------   ----------   --------
Net investment income.....................        0.0288        0.0519       0.0318       0.0328     0.0506
Dividends from net investment income......       (0.0288)      (0.0519)     (0.0318)     (0.0328)   (0.0506)
                                              ----------    ----------   ----------   ----------   --------
Net asset value, end of period............    $     1.00    $     1.00   $     1.00   $     1.00   $   1.00
                                              ==========    ==========   ==========   ==========   ========
Total return++............................          2.93%         5.32%        3.22%        3.33%      5.19%+++
                                              ==========    ==========   ==========   ==========   ========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (000's).........    $2,751,290    $2,873,096   $2,883,762   $1,156,266   $500,476
Ratio of operating expenses to average net
 assets...................................          0.30%+        0.30%        0.30%        0.30%      0.30%
Ratio of net investment income to average
 net assets...............................          5.75%+        5.23%        3.20%        3.25%      5.03%
Ratio of operating expenses to average net
 assets without waivers and/or
 reimbursements...........................          0.37%+        0.38%        0.37%        0.36%      0.42%
Net investment income per share without
 waivers and/or reimbursements............    $   0.0285    $   0.0511   $   0.0311   $   0.0322   $ 0.0494

                                                                       TRUST A SHARES
                                            -----------------------------------------------------------------
                                               YEAR          YEAR           YEAR          YEAR        PERIOD
                                              ENDED         ENDED          ENDED         ENDED        ENDED
                                             05/31/91      05/31/90       05/31/89      05/31/88    05/31/87*
                                            -----------------------------------------------------------------
NATIONS PRIME FUND
Operating performance:
Net asset value, beginning of period......  $   1.00      $   1.00       $   1.00      $   1.00      $   1.00
                                            --------      --------       --------      --------      --------
Net investment income.....................    0.0749        0.0855         0.0839        0.0675        0.0277
Dividends from net investment income......   (0.0749)      (0.0855)       (0.0839)      (0.0675)      (0.0277)
                                            --------      --------       --------      --------      --------
Net asset value, end of period............  $   1.00      $   1.00       $   1.00      $   1.00      $   1.00
                                            ========      ========       ========      ========      ========
Total return++............................      7.75%+++      8.88%+++       8.71%+++      6.94%+++      2.79%+++
                                            ========      ========       ========      ========      ========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (000's).........  $574,993      $433,298       $115,295      $264,063      $252,562
Ratio of operating expenses to average net
 assets...................................      0.30%         0.32%          0.35%         0.36%         0.35%+
Ratio of net investment income to average
 net assets...............................      7.47%         8.43%          8.11%         6.73%         5.99%+
Ratio of operating expenses to average net
 assets without waivers and/or
 reimbursements...........................      0.44%         0.50%+++       0.55%+++      0.56%+++      0.65%+++
Net investment income per share without
 waivers and/or reimbursements............  $ 0.0735      $ 0.0731+++    $ 0.0819+++   $ 0.0655+++   $ 0.0247+++

                                                                    TRUST A SHARES
                                          -----------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED         YEAR             YEAR       YEAR         YEAR
                                           11/30/95      ENDED            ENDED      ENDED        ENDED
                                          (UNAUDITED)   05/31/95         05/31/94    5/31/93     05/31/92
                                          --------------------------    -----------------------------------
NATIONS TREASURY FUND
Operating performance:
Net asset value, beginning of period..... $     1.00   $      1.00      $      1.00  $    1.00  $      1.00
                                          ----------   -----------      -----------  ---------  -----------
Net investment income....................     0.0282        0.0494           0.0297     0.0307       0.0483
Dividends from net investment
 income..................................    (0.0282)      (0.0494)         (0.0297)   (0.0307)     (0.0483
                                          ----------   -----------      -----------  ---------  -----------
Distributions from net realized
 capital gains...........................         --       (0.0000)***           --         --           --
                                          ----------   -----------      -----------  ---------  -----------
Net asset value, end of period........... $     1.00   $      1.00      $      1.00  $    1.00  $      1.00
                                          ==========   ===========      ===========  =========  ===========
Total return++...........................       2.85%         5.05%            2.99%      3.12%        4.95+++
                                          ==========   ===========      ===========  =========  ===========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (000's)........ $2,725,471   $2,896,868       $2,679,992   $2,956,796   $1,094,741
Ratio of operating expenses to average
 net assets..............................       0.30%+       0.30%            0.30%      0.30%        0.29%
Ratio of net investment income to average
 net assets..............................       5.63%+       4.99%            2.97%      3.02%        4.82%
Ratio of operating expenses to average
 net assets without waivers and/or
 reimbursements..........................       0.36%+       0.35%            0.36%      0.36%        0.42%
Net investment income per share without
 waivers and/or reimbursements........... $   0.0279    $  0.0489       $   0.0292     0.0302   $   0.0470

                                                                    TRUST A SHARES
                                             ---------------------------------------------------------------
                                               YEAR         YEAR           YEAR         YEAR         PERIOD
                                              ENDED        ENDED          ENDED        ENDED         ENDED
                                             05/31/91     05/31/90       05/31/89     05/31/88     05/31/87**
                                             ---------------------------------------------------------------
NATIONS TREASURY FUND
Operating performance:                       $    1.00    $    1.00     $    1.00     $    1.00    $    1.00
Net asset value, beginning of period.....    ---------    ---------     ---------     ---------    ---------
                                                0.0721       0.0829        0.0802        0.0630       0.0262
Net investment income....................
Dividends from net investment                  (0.0721)     (0.0829)      (0.0802)      (0.0630)     (0.0262)
 income..................................    ---------    ---------     ---------     ---------    ---------

Distributions from net realized                   --           --            --            --             --
 capital gains...........................    ---------    ---------     ---------     ---------    ---------
                                             $    1.00    $    1.00     $    1.00     $    1.00    $    1.00
Net asset value, end of period...........    =========    =========     =========     =========    =========
                                                  7.46%+++     8.61%+++      8.33%+++      6.49%+++     2.64+++
Total return++...........................    =========    =========     =========     =========    =========
Ratios to average net assets/supplemental
 data:                                       $ 955,186    $ 392,843     $  90,946     $ 111,414    $  66,221
Net assets, end of period (000's)........
Ratio of operating expenses to average            0.25%        0.25%         0.39%         0.38%        0.35%+
 net assets..............................
Ratio of net investment income to average         7.04%        8.18%         7.93%         6.31%        5.68%+
 net assets..............................
Ratio of operating expenses to average
 net assets without waivers and/or                0.43%        0.59%+++      0.58%+++      0.65%+++     0.75%+++
 reimbursements..........................
Net investment income per share without       $ 0.0703     $ 0.0693+++   $ 0.0783+++   $ 0.0603+++ $  0.0222+++
 waivers and/or reimbursements...........

---------------
 *  The Nations Prime Fund's Trust A, Trust B, Investor A, Investor B,
    Investor C and Investor D Shares commenced operations on December 15, 1986, June 16, 1994, July 16, 1990, May 11, 1994, November 26, 1993 and
    February 9, 1995, respectively.
 ** The Nations Treasury Fund's Trust A, Trust B, Investor A, Investor B,
    Investor C and Investor D Shares commenced operations on December 15, 1986, June 16, 1994, July 16, 1990, May 16, 1994, May 11, 1994 and February 9,
    1995, respectively.
*** Amount represents less than $0.0001.
 +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charge.
+++ Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

         TRUST B SHARES                                        INVESTOR A SHARES
     -----------------------     -----------------------------------------------------------------------------
     SIX MONTHS                  SIX MONTHS
       ENDED         PERIOD        ENDED          YEAR         YEAR         YEAR         YEAR         PERIOD
      11/30/95       ENDED        11/30/95       ENDED        ENDED        ENDED        ENDED         ENDED
     (UNAUDITED)    04/30/95*    (UNAUDITED)    05/31/95     05/31/94     05/31/93     05/31/92     05/31/91*
     ------------------------------------------------------------------------------------------------------------
      $   1.00     $   1.00       $   1.00      $  1.00      $   1.00     $   1.00     $   1.00       $   1.00
      --------     --------       --------      -------      --------     --------     --------       --------
        0.0276       0.0474         0.0271       0.0475        0.0283       0.0293       0.0470         0.0617
       (0.0276)     (0.0474)       (0.0271)     (0.0475)      (0.0283)     (0.0293)     (0.0470)       (0.0617)
      --------     --------       --------      -------      --------     --------     --------       --------
      $   1.00     $   1.00       $   1.00      $  1.00      $   1.00     $   1.00     $   1.00       $   1.00
      ========     ========       ========      =======      ========     ========     ========       ========
          2.79%        4.84%          2.73%        4.85%         2.86%        2.97%        4.81%+++       7.31%+++
      ========     ========       ========      =======      ========     ========     ========       ========
      $101,221     $126,120       $967,619     $698,358      $511,833     $306,376     $281,101       $144,202
          0.55%+       0.55%+         0.65%+       0.75%         0.65%        0.65%        0.65%          0.65%+
          5.50%+       4.98%+         5.40%+       4.78%         2.85%        2.90%        4.67%          6.69%+
          0.62%+       0.63%+         0.72%+       0.83%         0.72%        0.71%        0.77%          0.79%+
      $ 0.0273     $ 0.0466        $0.0268     $ 0.0467      $ 0.0276     $ 0.0287     $ 0.0458       $ 0.0603

               INVESTOR B SHARES
     ------------------------------------
     SIX MONTHS
       ENDED         YEAR          YEAR
      11/30/95       ENDED        ENDED
     (UNAUDITED)   05/31/95     05/31/94*
     ----------    --------     ---------
      $   1.00    $   1.00    $   1.00
      --------    ---------    --------
        0.0276      0.0493      0.0015
       (0.0276)    (0.0493)    (0.0015)
      --------    ---------    --------
      $   1.00    $   1.00    $   1.00
      ========    ========     ========
          2.80%       5.03%       0.15%
      ========    ========     ========
      $297,780    $216,973    $      2
          0.55%+      0.56%       0.55%+
          5.50%+      4.97%       2.95%+
          0.62%+      0.64%       0.62%+
      $ 0.0273    $ 0.0485    $ 0.0015

         TRUST B SHARES                                        INVESTOR A SHARES
     -----------------------     -----------------------------------------------------------------------------
     SIX MONTHS                  SIX MONTHS
       ENDED          YEAR         ENDED          YEAR         YEAR         YEAR         YEAR         PERIOD
      11/30/95       ENDED        11/30/95       ENDED        ENDED        ENDED        ENDED         ENDED
     (UNAUDITED)    04/30/95**   (UNAUDITED)    05/31/95     05/31/94     05/31/93     05/31/92     05/31/91**
     ---------------------------------------------------------------------------------------------------------
      $   1.00      $  1.00       $   1.00      $  1.00      $  1.00      $  1.00      $  1.00       $   1.00
     ----------     --------     ----------     --------     --------     --------     --------     ----------
        0.0270       0.0449         0.0265       0.0457       0.0262       0.0272       0.0448         0.0592
       (0.0270)     (0.0449)       (0.0265)     (0.0457)     (0.0262)     (0.0272)     (0.0448)       (0.0592)
     ----------     --------     ----------     --------     --------     --------     --------     ---------
            --      (0.0000)***         --      (0.0000)***       --           --           --             --
     ----------     --------     ----------     --------     --------     --------     --------     ---------
      $   1.00      $  1.00       $   1.00      $  1.00      $  1.00      $  1.00      $  1.00       $   1.00
      ========      =======       ========      =======      =======      =======      =======       ========
          2.73%        4.56%          2.67%        4.65%        2.67%        2.77%        4.57%+++       6.98%+++
      ========      =======       ========      =======      =======      =======      =======       ========
      $ 51,123      $56,815       $144,400     $107,515      $74,195     $105,828      $90,917       $ 37,265
          0.55%+       0.55%+         0.65%+       0.67%        0.65%        0.65%        0.64%          0.61%+
          5.38%+       4.74%+         5.28%+       4.62%        2.62%        2.67%        4.47%          6.53%+
          0.61%+       0.60%+         0.71%+       0.72%        0.71%        0.71%        0.76%          0.83%+
      $ 0.0267      $0.0444       $ 0.0262     $ 0.0452      $0.0257     $ 0.0266      $0.0435       $ 0.0570

                INVESTOR B SHARES
     -----------------------------------------
     SIX MONTHS
       ENDED           YEAR            YEAR
      11/30/95         ENDED          ENDED
     (UNAUDITED)     05/31/95       05/31/94*
     ----------      --------       ---------
      $   1.00      $   1.00         $  1.00
      --------      --------         -------
        0.0270        0.0468          0.0015
       (0.0270)      (0.0468)        (0.0015)
      --------     ---------         -------
            --       (0.0000)***        --
      ========     ---------         -------
      $   1.00      $   1.00         $  1.00
      ========      ========         =======
          2.73%         4.76%           0.14%
      ========      ========         =======
      $ 48,954       $52,564               2
          5.55%+        0.56%           0.55%+
          5.38%+        4.73%           2.72%+
          0.61%+        0.61%           0.61%+
      $ 0.0267      $ 0.0485         $0.0014


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                       INVESTOR C SHARES                    INVESTOR D SHARES
                                                             --------------------------------------     -------------------------
                                                             SIX MONTHS                                 SIX MONTHS
                                                               ENDED          YEAR         PERIOD         ENDED          PERIOD
                                                              11/30/95       ENDED         ENDED         11/30/95        ENDED
                                                             (UNAUDITED)    05/31/95     05/31/94*      (UNAUDITED)    05/31/95*
                                                             ---------------------------------------------------------------------
NATIONS PRIME FUND
Operating performance:
Net asset value, beginning of period........................  $   1.00      $  1.00       $   1.00       $   1.00       $   1.00
                                                             ----------     --------     ----------     ----------     ----------
Net investment income.......................................    0.0276       0.0493         0.0155         0.0275         0.0173
Dividends from net investment income........................   (0.0276)     (0.0493)       (0.0155)       (0.0275)       (0.0173)
                                                             ----------     --------     ----------     ----------     ----------
Net asset value, end of period..............................  $   1.00      $  1.00       $   1.00       $   1.00       $   1.00
                                                              ========      =======       ========       ========       ========
Total return++..............................................      2.80%        5.03%          1.58%          2.78%          1.74%
                                                              ========      =======       ========       ========       ========
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)...........................  $ 67,830      $53,451       $  1,481       $     40       $      2
Ratio of operating expenses to average net assets...........      0.55%+       0.56%          0.55%+         0.55%+         0.55%+
Ratio of net investment income to average net assets........      5.50%+       4.97%          2.95%+         5.50%+         4.98%+
Ratio of operating expenses to average net assets without
  waivers and/or reimbursements.............................      0.62%+       0.64%          0.62%+         0.62%+         0.63%+
Net investment income per share without waivers and/or
  reimbursements............................................  $ 0.0273      $0.0485        $0.0151       $ 0.0272       $ 0.0165

                                                                       INVESTOR C SHARES                    INVESTOR D SHARES
                                                            ---------------------------------------     -------------------------
                                                            SIX MONTHS                                  SIX MONTHS
                                                              ENDED           YEAR         PERIOD         ENDED          PERIOD
                                                             11/30/95        ENDED         ENDED         11/30/95        ENDED
                                                            (UNAUDITED)     05/31/95     05/31/94**     (UNAUDITED)    05/31/95**
                                                            ----------------------------------------------------------------------
NATIONS TREASURY FUND
Operating performance:
Net asset value, beginning of period.......................  $   1.00       $  1.00       $   1.00       $   1.00       $   1.00
                                                            ----------      --------     ----------     ----------     ----------
Net investment income......................................    0.0270        0.0468         0.0019         0.0250         0.0167
Dividends from net investment income.......................   (0.0270)      (0.0468)       (0.0019)       (0.0250)       (0.0167)
                                                            ----------      --------     ----------     ----------     ----------
Distributions from net realized capital gains..............        --       (0.0000)***        --             --             --
Net asset value, end of period.............................  $   1.00       $  1.00       $   1.00       $   1.00       $   1.00
                                                              ========      =======       ========       ========       ========
Total return++.............................................      2.73%         4.76%          0.19%          2.51%          1.67%
                                                              ========      =======       ========       ========       ========
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)..........................  $  8,242       $ 6,373       $    191       $      2       $      2
Ratio of operating expenses to average net assets..........      0.55%+        0.56%          0.55%+         0.55%+         0.55%+
Ratio of net investment income to average net assets.......      5.38%+        4.73%          2.72%+         5.38%+         4.74%+
Ratio of operating expenses to average net assets without
  waivers and/or reimbursements............................      0.61%+        0.61%          0.61%+         0.61%+         0.60%+
Net investment income per share without waivers and/or
  reimbursements...........................................  $ 0.0267       $0.0463       $ 0.0019       $ 0.0247       $ 0.0162

---------------

  * The Nations Prime Fund's Trust A, Trust B, Investor A, Investor B, Investor C and Investor D Shares commenced operations on December 15, 1986, June 16, 1994 , July 16, 1990, May 11, 1994, November 26, 1993 and February 9, 1995,
    respectively.
 ** The Nations Treasury Fund's Trust A, Trust B, Investor A, Investor B,
    Investor C and Investor D Shares commenced operations on December 15, 1986, June 16, 1994, July 16, 1990, May 16, 1994, May 11, 1994 and February 9,
    1995, respectively.
*** Amount represents less than $0.0001.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                   TRUST A SHARES
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED          YEAR          YEAR         YEAR         YEAR        PERIOD
                                                     11/30/95        ENDED        ENDED        ENDED        ENDED         ENDED
                                                    (UNAUDITED)    05/31/95#     05/31/94     05/31/93     05/31/92     05/31/91*
                                                    -----------------------------------------------------------------------------
NATIONS EQUITY INCOME FUND
Operating performance:
Net asset value, beginning of period............     $  11.81      $  11.43      $ 12.06      $ 11.41      $ 10.19       $ 10.00
                                                     --------      --------      -------      -------      -------      --------
Net investment income...........................         0.19          0.42         0.38         0.37         0.34          0.05
Net realized and unrealized gain on
 investments....................................         0.84          1.11         0.22         1.08         1.25          0.14
                                                     --------      --------      -------      -------      -------      --------
Net increase in net assets resulting from
 investment operations..........................         1.03          1.53         0.60         1.45         1.59          0.19
Distributions:
Dividends from net investment income............        (0.20)        (0.42)       (0.42)       (0.35)      (0.30)            --
Distributions from net realized capital gains...           --         (0.73)       (0.81)       (0.45)      (0.07)            --
                                                     --------      --------      -------      -------      -------      --------
Total distributions.............................        (0.20)        (1.15)       (1.23)       (0.80)       (0.37)         0.00
                                                     --------      --------      -------      -------      -------      --------
Net asset value, end of period..................     $  12.64      $  11.81      $ 11.43      $ 12.06      $ 11.41       $ 10.19
                                                     ========      ========      =======      =======      =======      ========
Total return++..................................         8.80%        14.79 %       5.00 %      13.30 %      15.91 %+++     1.90%+++
                                                     ========      ========      =======      =======      =======      ========
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)...............     $275,586      $283,082      $225,740     $175,949     $18,104       $10,194
Ratio of operating expenses to average net
 assets.........................................         0.91%+        0.92 %       0.94 %       0.92 %       1.10 %        1.12%+
Ratio of net investment income to average net
 assets.........................................         3.15%+        3.75 %       3.41 %       3.37 %       3.15 %        3.66%+
Portfolio turnover rate.........................           33%          158 %        116 %         55 %         84 %           9%
Ratio of operating expenses to average net
 assets without waivers and/or reimbursements...         0.91%+        0.93 %       0.95 %       1.04 %       2.21 %        1.80%+
Net investment income per share without waivers
 and/or reimbursements..........................     $   0.18      $   0.42      $  0.38      $  0.36      $  0.22       $ (0.06)

                                                                                   TRUST A SHARES
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED          YEAR          YEAR         YEAR         YEAR         PERIOD
                                                    11/30/95        ENDED        ENDED        ENDED        ENDED         ENDED
                                                   (UNAUDITED)    05/31/95#     05/31/94     05/31/93     05/31/92     05/31/91**
                                                   ------------------------------------------------------------------------------
NATIONS GOVERNMENT SECURITIES FUND
Operating performance:
Net asset value, beginning of period...........      $  9.86       $  9.80      $ 10.46      $ 10.36      $ 10.05       $  10.00
                                                     -------       -------      -------      -------      -------       --------
Net investment income..........................         0.32          0.64         0.64         0.71         0.74           0.10
Net realized and unrealized gain/(loss) on
 investments...................................         0.10          0.06        (0.61)        0.13         0.37           0.02
                                                     -------       -------      -------      -------      -------       --------
Net increase/(decrease) in net assets resulting
 from investment operations....................         0.42          0.70         0.03         0.84         1.11           0.12
Distributions:
Dividends from net investment income...........        (0.32)        (0.60)       (0.58)       (0.70)       (0.77)         (0.07)
Dividends in excess of net investment income...           --            --        (0.02)          --           --             --
Distributions from net realized capital
 gains.........................................           --            --        (0.05)       (0.04)       (0.03)            --
Distributions from capital.....................           --         (0.04)       (0.04)          --           --             --
                                                     -------       -------      -------      -------      -------       --------
Total distributions............................        (0.32)        (0.64)       (0.69)       (0.74)       (0.80)         (0.07)
                                                     -------       -------      -------      -------      -------       --------
Net asset value, end of period.................      $  9.96       $  9.86      $  9.80      $ 10.46      $ 10.36       $  10.05
                                                     =======       =======      =======      =======      =======       ========
Total return++.................................         4.32%         7.55%        0.06 %       8.37 %      11.43 %+++      1.19%+++
                                                     =======       =======      =======      =======      =======       ========
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)..............      $58,267       $39,909      $44,536      $40,472      $42,256       $ 10,047
Ratio of operating expenses to average net
 assets........................................         0.80%+        0.76%        0.73%        0.85%        1.06%          1.10%+
Ratio of net investment income to average net
 assets........................................         6.45%+        6.69%        6.08%        6.67%        7.15%          7.18%+
Portfolio turnover rate........................           25%          413%          56%         103%         130%             5%
Ratio of operating expenses to average net
 assets without waivers and/or
 reimbursements................................         0.94%+        0.94%        0.94%        1.00%        1.72%          1.69%+++
Net investment income per share without waivers
 and/or reimbursements.........................      $  0.31       $  0.62      $  0.61      $  0.60      $  0.07       $   0.09+++

---------------
  * The Nations Equity Income Fund's Trust A, Investor A, Investor C and Investor N Shares commenced operations on April 11, 1991, April 16, 1991, June 17, 1992 and June 7, 1993, respectively.
 ** The Nations Government Securities Fund's Trust A, Investor A, Investor C and
    Investor N Shares commenced operations on April 11, 1991, April 17, 1991, July 6, 1992 and June 7, 1993, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charge.
+++ Unaudited.
 # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                              INVESTOR A SHARES
--------------------------------------------------------------------------------
 SIX MONTHS
   ENDED           YEAR         YEAR         YEAR         YEAR        PERIOD
 11/30/95        ENDED        ENDED        ENDED        ENDED         ENDED
(UNAUDITED)      05/31/95     05/31/94     05/31/93     05/31/92     05/31/91*
--------------------------------------------------------------------------------
   $ 11.78       $ 11.41      $ 12.02      $ 11.40       $10.19        $10.04
   -------       -------      -------      -------       ------        ------
      0.17          0.40         0.37         0.34         0.29          0.05
      0.84          1.10         0.21         1.05         1.27          0.10
   -------       -------      -------      -------       ------        ------
      1.01          1.50         0.58         1.39         1.56          0.15
     (0.18)        (0.40)       (0.38)       (0.32)       (0.28)           --
        --         (0.73)       (0.81)       (0.45)       (0.07)           --
   -------       -------      -------      --------      ------        ------
     (0.18)        (1.13)       (1.19)       (0.77)       (0.35)         0.00
   -------       -------      -------      -------       ------        ------
   $ 12.61       $ 11.78      $ 11.41      $ 12.02       $11.40        $10.19
   =======       =======      =======      =======       ======        ======
      8.69%        14.53%        4.74%       12.78%       15.59%+++      1.49%+++
   =======       =======      =======      =======       ======        ======
   $40,371       $35,538      $33,691      $32,760       $3,418        $  497
      1.16%+        1.17%        1.19%        1.17%        1.35%         1.37%+
      2.90%+        3.50%        3.16%        3.12%        2.90%         3.40%+
        33%          158%         116%          55%          84%            9%
      1.16%+        1.18%        1.20%        1.29%        2.46%        15.09%+
   $  0.16       $  0.40      $  0.37      $  0.33       $ 0.18        $(1.30)

           INVESTOR C SHARES                                           INVESTOR N SHARES
-------------------------------------------------------     ----------------------------------------
 SIX MONTHS                                                  SIX MONTHS
   ENDED           YEAR          YEAR          PERIOD          ENDED           YEAR         PERIOD
  11/30/95         ENDED         ENDED          ENDED         11/30/95         ENDED         ENDED
(UNAUDITED)      05/31/95      05/31/94       05/31/93*     (UNAUDITED)      05/31/95      05/31/94*
-------------------------------------------------------     -----------------------------------------
   $11.83          $11.47        $12.04         $11.13         $ 11.77        $ 11.40       $ 11.98
   ------          ------        ------         ------         -------        -------       -------
     0.14            0.32          0.28           0.32            0.14           0.34          0.37
     0.84            1.08          0.21           1.32            0.84           1.11          0.22
   ------          ------        ------         ------         -------        -------       -------
     0.98            1.40          0.49           1.64            0.98           1.45          0.59
    (0.14)          (0.31)        (0.25)         (0.28)          (0.16)         (0.35)        (0.36)
       --           (0.73)        (0.81)         (0.45)             --          (0.73)        (0.81)
   ------          ------        ------         ------          ------        -------       -------
    (0.14)          (1.04)        (1.06)         (0.73)          (0.16)         (1.08)        (1.17)
   ------          ------        ------         ------          ------        -------       -------
   $12.67          $11.83        $11.47         $12.04         $ 12.59        $ 11.77       $ 11.40
   ======          ======        ======         ======         =======        =======       =======
     8.34%          13.49%         3.96%         15.31%           8.37%         14.03%         4.84%
   ======          ======        ======         ======         =======        =======       =======
   $4,601          $4,278        $4,221         $4,377         $98,454        $75,371       $46,043
     1.91%+          1.92%         1.94%          1.92%+          1.66%+         1.67%         1.69%+
     2.15%+          2.75%         2.41%          2.37%+          2.40%+         3.00%         2.66%+
       33%            158%          116%            55%             33%           158%          116%
     1.91%+          1.93%         1.95%          2.04%+          1.66%+         1.68%         1.70%+
   $ 0.13          $ 0.32        $ 0.28         $ 0.31         $  0.13        $  0.34       $  0.37

                                   INVESTOR A SHARES
------------------------------------------------------------------------------------
     SIX MONTHS
       ENDED           YEAR          YEAR         YEAR          YEAR        PERIOD
      11/30/95         ENDED        ENDED         ENDED        ENDED         ENDED
    (UNAUDITED)      05/31/95#     05/31/94     05/31/93#     05/31/92     05/31/91*
------------------------------------------------------------------------------------
       $  9.86        $  9.80      $ 10.46       $ 10.36       $10.05        $10.01
       -------        -------      -------       -------       ------        ------
          0.31           0.61         0.62          0.66         0.71          0.09
          0.10           0.06        (0.61 )        0.16         0.38          0.02
       -------        -------      -------       -------       ------        ------
          0.41           0.67         0.01          0.82         1.09          0.11
         (0.31)         (0.57)       (0.56)        (0.68)       (0.75)        (0.07)
            --             --        (0.02)           --           --            --
            --             --        (0.05)        (0.04)       (0.03)           --
            --          (0.04)       (0.04)           --           --            --
       -------        -------      -------       -------       ------        ------
         (0.31)         (0.61)       (0.67)        (0.72)       (0.78)        (0.07)
       -------        -------      -------       -------       ------        ------
       $  9.96        $  9.86      $  9.80        $10.46       $10.36        $10.05
       =======        =======      =======       =======       ======        ======
          4.19%          7.29%       (0.11)%        8.18%       11.18%+++      1.07%+++
       =======        =======      =======       =======       ======        ======
       $10,291        $10,928      $14,044       $15,354       $3,326        $  661
          1.05%+         1.01%        0.90%         1.00%        1.31%         1.35%+
          6.20%+         6.44%        5.91%         6.52%        6.90%         7.22%+
            25%           413%          56%          103%         130%            5%
          1.19%+         1.19%        1.11%         1.15%        1.97%         1.94%+++
       $  0.30        $  0.59      $  0.59        $ 0.55       $ 0.07        $ 0.08+++

           INVESTOR C SHARES                                             INVESTOR N SHARES
--------------------------------------------------------    ------------------------------------------
 SIX MONTHS                                                   SIX MONTHS
   ENDED           YEAR          YEAR           PERIOD          ENDED           YEAR          PERIOD
  11/30/95         ENDED        ENDED           ENDED          11/30/95         ENDED         ENDED
(UNAUDITED)      05/31/95#     05/31/94       05/31/93*#     (UNAUDITED)      05/31/95#     05/31/94**
--------------------------------------------------------    ------------------------------------------
   $ 9.86          $ 9.80       $10.46          $10.52          $  9.86        $  9.80        $ 10.49
   ------          ------        -----          ------          -------        -------        -------
     0.28            0.57         0.55            0.59             0.29           0.58           0.54
     0.10            0.06        (0.61)           0.02             0.10           0.06          (0.64)
   ------          ------       ------          ------          -------        -------        -------
     0.38            0.63        (0.06)           0.61             0.39           0.64          (0.10)
    (0.28)          (0.53)       (0.50)          (0.63)           (0.29)         (0.54)         (0.49)
       --              --        (0.01)             --               --             --          (0.01)
       --              --        (0.05)          (0.04)              --             --          (0.05)
       --           (0.04)       (0.04)             --               --          (0.04)         (0.04)
   ------          ------       ------          ------          -------        -------        -------
    (0.28)          (0.57)       (0.60)          (0.67)           (0.29)         (0.58)         (0.59)
   ------          ------       ------          ------          -------        -------        -------
   $ 9.96          $ 9.86       $ 9.80          $10.46          $  9.96        $  9.86        $  9.80
   ======          ======       ======          ======          =======        =======        =======
     3.94%           6.76%       (0.69)%          5.37%            3.99%          6.86%         (1.09)%
   ======          ======       ======          ======          =======        =======        =======
   $2,824          $2,945       $5,265          $5,998          $57,009        $56,155        $56,313
     1.55%+          1.51%        1.48%           1.60%+           1.45%+         1.41%          1.38%+
     5.70%+          5.94%        5.33%           5.92%+           5.80%+         6.04%          5.43%+
       25%            413%          56%            103%              25%           413%            56%
     1.69%+          1.69%        1.69%           1.75%+           1.59%+         1.59%+         1.59%+
   $ 0.27          $ 0.55       $ 0.53          $ 0.42          $  0.28        $  0.56        $  0.52


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
Nations International Equity Fund
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                            TRUST A SHARES
                                                                     ------------------------------------------------------------
                                                                      SIX MONTHS
                                                                        ENDED         YEAR        YEAR        YEAR        YEAR
                                                                       11/30/95       ENDED       ENDED       ENDED       ENDED
                                                                     (UNAUDITED)#   05/31/95#   05/31/94#   05/31/93#   05/31/92*
                                                                     ------------------------------------------------------------
Operating performance:
Net asset value, beginning of period...............................    $  11.75     $  12.06    $  10.60    $  10.40     $ 10.00
                                                                       --------     --------    --------    --------     -------
Net investment income/(loss).......................................        0.07         0.14        0.09        0.09        0.08
Net realized and unrealized gain/(loss) on investments.............        0.70        (0.20)       1.44        0.21        0.36
                                                                       --------     --------    --------    --------     -------
Net increase/(decrease) in net assets resulting from investment
  operations.......................................................        0.77        (0.06)       1.53        0.30        0.44
Distributions:
Dividends from net investment income...............................          --        (0.03)      (0.05)      (0.08)      (0.04)
Distributions from net realized capital gains......................          --        (0.12)      (0.02)      (0.02)         --
Distributions in excess of net realized capital gains..............          --        (0.10)         --          --          --
                                                                       --------     --------    --------    --------     -------
Total distributions................................................          --        (0.25)      (0.07)      (0.10)      (0.04)
                                                                       --------     --------    --------    --------     -------
Net asset value, end of period.....................................    $  12.52     $  11.75    $  12.06    $  10.60     $ 10.40
                                                                       ========     ========    ========    ========     =======
Total return++.....................................................        6.64%       (0.46)%     14.37%       3.14%       4.43%+++
                                                                       ========     ========    ========    ========     =======
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)..................................    $674,179     $572,940    $401,559    $118,873     $83,970
Ratio of operating expenses to average net assets..................        1.15%+       1.03%       1.17%       1.30%       1.33%+
Ratio of net investment income/(loss) to average net assets........        0.83%+       1.17%       0.75%       1.03%       1.81%+
Portfolio turnover rate............................................          16%          92%         39%         41%         11%
Ratio of operating expenses to average net assets without waivers
  and/or reimbursements............................................        1.24%+       1.04%       1.18%       1.32%       1.43%+
Net investment income/(loss) per share without waivers and/or
  reimbursements...................................................    $   0.06     $   0.14    $   0.08    $   0.10     $  0.03

---------------
  * The Nations International Equity Fund's Trust A, Investor A, Investor C and Investor N Shares commenced operations on December 2, 1991, June 3, 1992, June 17, 1992 and June 7, 1993, respectively.
 ** Amount represents less than $0.01.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charge.
+++ Unaudited.
  # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                INVESTOR A SHARES                                     INVESTOR C SHARES
-------------------------------------------------     -------------------------------------------------
 SIX MONTHS                                            SIX MONTHS
   ENDED         YEAR        YEAR        PERIOD          ENDED         YEAR        YEAR        PERIOD
  11/30/95       ENDED       ENDED       ENDED          11/30/95       ENDED       ENDED       ENDED
(UNAUDITED)#   05/31/95#   05/31/94#   05/31/93*#     (UNAUDITED)#   05/31/95#   05/31/94#   05/31/93*#
-------------------------------------------------    ---------------------------------------------------
   $11.67       $12.00     $10.56      $10.38          $11.45       $11.86     $10.49        $10.10
   ------       ------     ------      ------          ------       ------     ------        ------
     0.04         0.11       0.06        0.07           (0.01)        0.02      (0.03)         0.00**
     0.70        (0.20)      1.44        0.21            0.70        (0.21)      1.43          0.48
   ------       ------     ------      ------          ------       ------     ------        ------
     0.74        (0.09)      1.50        0.28            0.69        (0.19)      1.40          0.48
       --        (0.02)     (0.04)      (0.08)             --           --      (0.01)        (0.07)
       --        (0.12)     (0.02)      (0.02)             --        (0.12)     (0.02)        (0.02)
       --        (0.10)        --          --              --        (0.10)        --            --
   ------       ------     ------      ------          ------       ------     ------        ------
       --        (0.24)     (0.06)      (0.10)           0.00        (0.22)     (0.03)        (0.09)
   ------       ------     ------      ------          ------       ------     ------        ------
   $12.41       $11.67     $12.00      $10.56          $12.14       $11.45     $11.86        $10.49
   ------       ------     ------      ------          ------       ------     ------        ------
     6.34%       (0.69)%    14.00%       2.91%           6.03%       (1.56)%    13.21%         4.97%
   ------       ------     ------      ------          ------       ------     ------        ------
   $5,875       $4,877     $3,219      $  839          $  589       $  495     $  339        $  200
     1.40%+       1.28%      1.42%       1.55%+          2.15%+       2.03%      2.17%         2.30%+
     0.58%+       0.92%      0.50%       0.78%+         (0.17)%+      0.17%     (0.25)%        0.03%+
       16%          92%        39%         41%             16%          92%        39%           41%
     1.49%+       1.29%      1.43%       1.62%+          2.24%+        2.04%      2.18%         2.32%+
   $ 0.03       $ 0.11     $ 0.05      $ 0.07          $(0.02)      $  0.02     $(0.03)       $ 0.00**


------------
                 INVESTOR N SHARES
 --------------------------------------------------
  SIX MONTHS
    ENDED         YEAR        PERIOD
   11/30/95       ENDED       ENDED
(UNAUDITED)#    05/31/95#    05/31/94*#
---------------------------------------------------
   $ 11.56      $ 11.96      $ 10.51
   -------      -------      -------
      0.01         0.05        (0.00)**
      0.70        (0.22)        1.51
   -------      -------      -------
      0.71        (0.17)        1.51
        --        (0.01)       (0.04)
        --        (0.12)       (0.02)
        --        (0.10)          --
   -------      -------      -------
        --        (0.23)       (0.06)
   -------      -------      -------
   $ 12.27      $ 11.56      $ 11.96
   -------      -------      -------
      6.23%       (1.30)%      14.32%
   -------      -------      -------
   $38,035      $31,372      $17,349
      1.90%+       1.78%        1.92%+
      0.08%+       0.42%       (0.00)%+
        16%          92%          39%
      1.99%+       1.79%        1.93%+
   $  0.00**    $  0.05      $ (0.00)**


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES.

Nations Fund, Inc. (the "Company") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and consists of five separate portfolios: Nations Prime Fund ("Prime Fund"), Nations Treasury Fund ("Treasury Fund"), Nations Equity Income Fund ("Equity Income Fund"), Nations Government Securities Fund ("Government Securities Fund") and Nations International Equity Fund ("International Equity Fund") (collectively, the "Funds"). The Equity Income Fund, the Government Securities Fund and the International Equity Fund currently offer four classes of shares: Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares. The Prime Fund and the Treasury Fund currently offer six classes of shares: Trust A Shares, Trust B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Investor D Shares. The Board of Directors has authorized the issuance of Trust B Shares of all Funds. As of November 30, 1995, no Trust B Shares of the Equity Income Fund, Government Securities Fund and International Equity Fund have been issued. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund equally. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuations: A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last available bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. Debt obligations that are issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Securities for which market quotations are not readily available are valued at fair value under the supervision of the Board of Directors. The portfolio securities of the Prime Fund and the Treasury Fund are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Short-term obligations having 60 days or less to maturity are valued at cost plus interest earned, which approximates market value.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' investment adviser, acting under the supervision of the Board of Directors, monitors the value of the collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Certain Funds may enter into floating rate repurchase agreements ("FRRA"). FRAA's are defined as repurchase agreements whose interest rate resets periodically based upon a defined index, the maturity of which can be extended or renewed. The terms of the FRRA's entered into by a Fund may include a demand feature which allows the Fund to put the security back to the issuer at par value after giving specified notice.

Reverse Repurchase Agreement: The Prime Fund, Treasury Fund and Government Securities Fund each may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy.

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Schedule of Investments.

At November 30, 1995, the Treasury Fund had reverse repurchase agreements outstanding as follows:

        Maturity Amount...........................................................  $ 648,986,000
        Maturity Date.............................................................        7/01/96
        Market Value of Assets Sold Under Agreements..............................  $ 717,282,173

The average weekly balance of reverse repurchase agreements outstanding during the period ended November 30, 1995 was $690,398,776. The Prime Fund and Government Securities Fund did not enter into any reverse repurchase agreements during the period ended November 30, 1995.

The proceeds received by the Treasury Fund under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the period, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $692,438 and have been included in interest income in the Statement of Operations.

Futures Contracts: The Equity Income Fund, the Government Securities Fund and the International Equity Fund may enter into futures contracts for the purpose of hedging against changes in values of a Fund's securities, in prevailing interest rates or in currency exchange rates. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day. The Fund recognizes a realized gain or loss when the contract is closed equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

Foreign Currency Transactions: The International Equity Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction. This period is a short-dated contract covering the period between transaction date and settlement date; and (ii) when NationsBank N.A. and/or Nations Gartmore Investment Management ("Nations Gartmore") believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward foreign currency contracts will be used primarily to protect the Fund from adverse currency movements and will generally not be entered into for a term greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency, however they also would limit any potential gain that might result should the value of the currency increase instead of decrease. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Foreign Currency: The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dollar Roll Transactions: The Government Securities Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. This fee is accrued as income over the life of the dollar roll contract. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of market discounts and premiums on investments on the straight line method, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes based upon the relative net assets of each class.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, for the Equity Income Fund and the International Equity Fund are declared and paid each calendar quarter. Dividends from net investment income for the Prime Fund, the Treasury Fund and the Government Securities Fund are declared on each day the Fund is open for business and paid monthly. Net realized capital gains (including net short-term capital gains) for the Equity Income Fund, Government Securities Fund and International Equity Fund are distributed at least annually. For the Prime Fund and the Treasury Fund, capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually after the fiscal year in which earned or more frequently to maintain each Fund's net asset value of $1.00 per share. Additional distributions may be made at the discretion of the Board of Directors in order to avoid the application of a 4% nondeductible Federal excise tax on certain amounts of undistributed ordinary income and capital gains. Income distributions and capital gain distributions on a Fund level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required. The Fund may be subject to foreign taxes on income, gains on investment or currency repatriation.

Expenses: General expenses of the Company are allocated to the Funds based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Company not

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

directly attributable to the operations of any class of shares or portfolio are prorated among the classes based on the relative average net assets of each class.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Company issues its shares, invests in securities, and distributes dividends from net investment income (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities, accretion income recognized on investment securities and amortization of deferred organization costs.

2. INVESTMENT ADVISORY FEE, SUB-INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Company has entered into an Investment Advisory Agreement with NationsBank, N.A. (together with its predecessors "NationsBank"), as successor to NationsBank of North Carolina, N.A., an indirect wholly-owned subsidiary of NationsBank Corporation, with respect to the Funds.

Under the terms of this Investment Advisory Agreement, NationsBank is entitled to receive an advisory fee from the Prime Fund and the Treasury Fund at the following annual rates of the combined average daily net assets of the Prime and Treasury Funds:

                                                                     FEES ON COMBINED
                                                                       ASSETS UP TO       FEES ON COMBINED
                                                                           $250           ASSETS EXCEEDING
                                                                         MILLION            $250 MILLION
                                                                       -----------------------------------
    Prime Fund.....................................................        0.25%                0.20%
    Treasury Fund..................................................        0.25%                0.20%

Under the terms of the Investment Advisory Agreements, NationsBank is entitled to receive an advisory fee from the Equity Income Fund and the Government Securities Fund at the following annual rates of the average daily net assets of the Equity Income and Government Securities Funds:

                                                           FEES ON ASSETS      FEES ON ASSETS      FEES ON ASSETS
                                                               UP TO            BETWEEN $100         EXCEEDING
                                                            $100 MILLION      AND $250 MILLION      $250 MILLION
                                                                -------------------------------------------------
    Equity Income Fund...................................       0.75%               0.70%               0.60%
    Government Securities Fund...........................       0.65%               0.55%               0.50%

Effective February 1, 1995, the Company on behalf of the International Equity Fund, entered into a sub-investment advisory agreement with Nations Gartmore Investment Management ("Nations Gartmore"). Nations Gartmore is a joint venture structured as a general partnership between NB Partner Group, a wholly owned subsidiary of NationsBank and Gartmore U.S. Limited, a wholly owned subsidiary of Gartmore plc. NationsBank is entitled to receive an advisory fee of 0.90% of the average daily net assets of the International Equity Fund. For services provided and expenses assumed pursuant to a sub-investment advisory agreement, Nations Gartmore is entitled to receive from NationsBank a sub-advisory fee of 0.70% of the average daily net assets of the International Equity Fund. Prior to July 1, 1995, NationsBank received advisory fees at the annual rate of 0.40% of its average daily net assets. Prior to July 1, 1995, Nations Gartmore received a sub-advisory fee at the following annual rates: 0.45% of the first $100 million of its average daily net assets, plus 0.40% of its average daily net assets in excess of $100 million and up to $250 million, plus 0.35% of its average daily net assets in excess of $250 million.

Stephens Inc. ("Stephens") serves as the Company's administrator pursuant to an Administration Agreement. First Data Investor Services Group, Inc., formerly The Shareholder Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the Company's co-administrator pursuant to a Co-Administration Agreement. Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of the Company and the investment portfolios of Nations Fund Trust and Nations Fund Portfolios, Inc. (other registered open-end investment companies that are part of the Nations Fund Family) on a combined basis.

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

For the six months ended November 30, 1995, Stephens earned $490,793 (after fee waivers) from the Funds for its services.

The investment adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the six months ended November 30, 1995, the investment adviser and administrator voluntarily waived fees as follows:

                                                                         FEES WAIVED      FEES WAIVED BY
                                                                         BY ADVISER       ADMINISTRATOR
                                                                          ------------------------------
    Prime Fund.........................................................   $ 199,785         $1,221,717
    Treasury Fund......................................................     148,372            839,324
    Government Securities Fund.........................................      77,182                 --
    International Equity Fund..........................................     300,813                 --

No officer, director or employee of NationsBank, Stephens or First Data Investor Services Group, Inc. or any affiliate thereof, receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Company also reimburses expenses incurred by the Directors in attending such meetings.

Each Fund's eligible Directors may participate in a nonqualified deferred compensation plan and a retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund, a fund of Nations Fund, Inc. The expense for the deferred compensation plan is included in the "Directors fees and expenses" line of the Statements of Operations.

NationsBank of Texas, N.A., acts as custodian for the Prime Fund, the Treasury Fund, the Equity Income Fund and the Government Securities Fund. J.P. Morgan serves as the International Equity Fund's custodian. Prior to September 8, 1995, Boston Safe Deposit and Trust Company served as the International Equity Fund's custodian. First Data Investor Services Group, Inc. serves as transfer agent for the Funds' shares. NationsBank of Texas, N.A. acts as the sub-transfer agent for the Trust A Shares and Trust B Shares of the Funds and for the period ended November 30, 1995, earned approximately $29,200 for providing such services. For the six months ended November 30, 1995, NationsBank of Texas, N.A. earned $567,979 for its custodian services.

Stephens acts as distributor of the Funds' shares. For the six months ended November 30, 1995, the Funds were informed that the distributor received $35,061, representing commissions (sales charges) on sales of Investor A and Investor C Shares of the Equity Income Fund, the Government Securities Fund and the International Equity Fund. For the six months ended November 30, 1995, the Funds were informed that the distributor received $325,789, in contingent deferred sales charges from Investor C and Investor N Shares of the Equity Income Fund, the Government Securities Fund and the International Equity Fund. A substantial portion of these fees are paid to affiliates of NationsBank.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Company has adopted a shareholder servicing plan ("Trust B Servicing Plan") for the Trust B Shares of the Funds. Under the Trust B Servicing Plan, a Fund may pay servicing agents that have entered into a shareholder servicing agreement with the Company for certain shareholder support services that are provided by the servicing agents to holders of Trust B Shares. Payments under the Trust B Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Trust B Shares of the Funds. For the six months ended November 30, 1995, the Prime Fund and the Treasury Fund accrued expenses under the Trust B Servicing Plan totaling 0.25%, on an annualized basis, of their average daily net assets. Fees paid pursuant to the Trust B Servicing Plan are charged as expenses of Trust B Shares of a Fund as accrued.

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

For the six months ended November 30, 1995, the Funds incurred the following amounts pursuant to the above plan.

                                                                                         TRUST B
                                                                                      SERVICING PLAN
                                                                                       ------------
        Prime Fund.................................................................      $145,526
        Treasury Fund..............................................................        74,044

The Company also has adopted shareholder servicing and distribution plans ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Funds. Pursuant to the Investor A Plan, the Funds pay fees directly to the distributor. Payments under the Investor A Plan may not exceed 0.10%, on an annualized basis, of the average daily net assets of the Prime Fund and the Treasury Fund, respectively, and 0.25%, on an annualized basis, of the average daily net assets of the Equity Income Fund, the Government Securities Fund and the International Equity Fund, respectively. For the six months ended November 30, 1995, the Prime Fund and the Treasury Fund accrued 0.10% and the Equity Income Fund, the Government Securities Fund and the International Equity Fund accrued 0.25%, on an annualized basis, of their average daily net assets, under the Investor A Plan. Fees paid pursuant to the Investor A Plan are charged as expenses of Investor A Shares of a Fund as accrued.

The Company also has adopted a shareholder servicing plan ("Investor A Servicing Plan") with respect to Investor A Shares of the Prime Fund and the Treasury Fund. Pursuant to the Investor A Servicing Plan, such Funds may pay servicing agents that have entered into a shareholder servicing agreement with the Company for certain shareholder support services that are provided by the servicing agents to holders of Investor A Shares. Payments under the Investor A Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Investor A Shares of the Prime Fund and Treasury Fund, respectively. For the six months ended November 30, 1995, the Prime Fund and the Treasury Fund accrued expenses under the Investor A Servicing Plan totaling 0.25%, on an annualized basis, of their average daily net assets. Fees paid pursuant to the Investor A Servicing Plan are charged as expenses of Investor A Shares of a Fund as accrued.

For the six months ended November 30, 1995, the Funds incurred the following amounts pursuant to the above plans:

                                                                      INVESTOR A           INVESTOR A
                                                                         PLAN            SERVICING PLAN
                                                                       -------------------------------
        Prime Fund.................................................    $ 414,919           $1,037,292
        Treasury Fund..............................................       61,097              152,743
        Equity Income Fund.........................................       47,547                   --
        Government Securities Fund.................................       13,430                   --
        International Equity Fund..................................        7,047                   --

The Company also has adopted distribution plans ("Investor B/C Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Investor B Shares of the Prime Fund and Treasury Fund and Investor C Shares of the Equity Income Fund, the Government Securities Fund and the International Equity Fund. Pursuant to the Investor B/C Plan, the Funds pay fees directly to the distributor. Payments under the Investor B/C Plan are accrued daily and paid monthly at a rate that will not exceed 0.10%, on an annualized basis, of the Investor B Shares of the Prime Fund and the Treasury Fund, respectively, and 0.75%, on an annualized basis, of the average daily net assets of the Investor C Shares of the Equity Income Fund, International Equity Fund and Government Securities Fund, respectively. For the six months ended November 30, 1995, the Prime Fund and the Treasury Fund did not accrue any expenses and the Equity Income Fund, the Government Securities Fund and the International Fund accrued expenses under the Investor B/C Plan totaling 0.75%, on an annualized basis, of their average daily net assets. Fees paid pursuant to the Investor B/C Plan are charged as expenses of the appropriate shares of a Fund as accrued.

The Company also has adopted a shareholder servicing plan ("Investor B/C Servicing Plan") with respect to Investor B Shares of the Prime Fund and Treasury Fund, and Investor C Shares of the Equity Income Fund, the Government Securities Fund and the International Equity Fund. Pursuant to the Investor B/C Servicing Plan, a Fund may pay servicing agents that have entered into a shareholder servicing agreement with the Company for certain shareholder support services that are provided by the servicing agents. Payments under the Investor B/C Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Investor B Shares of the Prime Fund and the Treasury Fund, respectively, and Investor C Shares of the Equity Income Fund, Government Securities Fund and International Equity Fund, respectively. For the six months ended November 30, 1995, the Government Securities Fund did not accrue any expenses and the Prime Fund, the Treasury Fund, the Equity Income Fund, and the International Equity Fund each accrued expenses under the Investor B/C Servicing Plan totaling 0.25%, on an annualized basis, of their average daily net assets. Fees paid pursuant to the Investor B/C Plan are charged as expenses of the Investor B or Investor C Shares of a Fund as accrued.

For the six months ended November 30, 1995, the Funds incurred the following amounts pursuant to the above plans:

                                                                     INVESTOR B/C          INVESTOR B/C
                                                                         PLAN             SERVICING PLAN
                                                                      ---------------------------------
        Prime Fund................................................           --              $316,641
        Treasury Fund.............................................           --                77,997
        Equity Income Fund........................................     $ 16,401                 5,467
        Government Securities Fund................................       10,729                    --
        International Equity Fund.................................        2,024                   682

The Company also has adopted distribution plans ("Investor N Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor N Shares of the Equity Income Fund, Government Securities Fund and International Equity Fund. Pursuant to the Investor N Plan, the Funds pay fees directly to the distributor. Payments under the Investor N Plan are accrued daily and paid monthly at a rate that will not exceed 0.75%, on an annualized basis, of the average daily net assets of the Investor N Shares of each such Fund. For the six months ended November 30, 1995, the Equity Income Fund, the Government Securities Fund and the International Equity Fund accrued expenses under the Investor N Plan totaling 0.50%, 0.40% and 0.75%, respectively, on an annualized basis, of their average daily net assets. Fees paid pursuant to the Investor N Plan are charged as expenses of Investor N Shares of a Fund as accrued.

The Company also has adopted a shareholder servicing plan ("Investor C/N Servicing Plan") with respect to the Investor C Shares of the Prime Fund and Treasury Fund, and the Investor N Shares of the Equity Income Fund, Government Securities Fund and International Equity Fund. Pursuant to the Investor C/N Servicing Plan, a Fund may pay servicing agents for shareholder support services provided and related expenses incurred by such servicing agents. Payments under the Investor C/N Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Investor C Shares of the Prime Fund and Treasury Fund, respectively, and the Investor N Shares of the Equity Income Fund, International Equity Fund and Government Securities Fund, respectively. For the six months ended November 30, 1995, the International Equity Fund did not accrue any expenses under the Investor C/N Servicing Plan. For the six months ended November 30, 1995, the Prime Fund, the Treasury Fund, the Equity Income Fund and the Government Securities Fund each accrued expenses under the Investor C/N Servicing Plan totaling 0.25%, on an annualized basis, of their average daily net assets. Fees paid pursuant to the Investor C/N Servicing Plan are charged as expenses of Investor C or Investor N Shares of a Fund as accrued.

For the six months ended November 30, 1995, the Funds incurred the following amounts pursuant to the above plans:

                                                                      INVESTOR N          INVESTOR C/N
                                                                         PLAN            SERVICING PLAN
                                                                       -------------------------------
        Prime Fund.................................................           --            $ 80,895
        Treasury Fund..............................................           --               9,539
        Equity Income Fund.........................................    $ 215,659             107,830
        Government Securities Fund.................................      112,594              70,371
        International Equity Fund..................................      130,996                  --

The Company also has adopted a shareholder servicing plan ("Investor D Servicing Plan") for the Investor D Shares of the Prime Fund and the Treasury Fund. Pursuant to the Investor D Servicing Plan, a Fund may pay servicing agents that have entered into a shareholder servicing agreement with the Company for certain shareholder support services that are provided by the servicing agents to holders of Investor D Shares. Payments under the Investor D Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Investor D Shares of each Fund. For the six months ended November 30, 1995, the Prime Fund and the Treasury

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Fund accrued expenses under the Investor D Servicing Plan totaling 0.25%, on an annualized basis, of their average daily net assets. Fees paid pursuant to the Investor D Servicing Plan are charged as expenses of Investor D Shares of a Fund as accrued.

For the six months ended November 30, 1995, the Funds incurred the following amounts pursuant to the above plan.

                                                                                        INVESTOR D
                                                                                      SERVICING PLAN
                                                                                       ------------
        Prime Fund.................................................................        $ 62
        Treasury Fund..............................................................           3

A substantial portion of the fees paid pursuant to the Plans described above are paid to affiliates of NationsBank.

4.  PURCHASES AND SALES OF SECURITIES.

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government securities) for the six months ended November 30, 1995, was as follows:

                                                                  PURCHASES              SALES
                                                                 ---------------------------------
        Equity Income Fund....................................   $138,032,435         $110,158,437
        International Equity Fund.............................    194,274,804          100,781,272

Cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended November 30, 1995 was as follows:

                                                                  PURCHASES              SALES
                                                                 ---------------------------------
        Government Securities Fund............................   $ 49,231,723         $ 25,332,194

At November 30, 1995, aggregate gross unrealized appreciation and aggregate gross unrealized depreciation for tax purposes was as follows:

                                                                     TAX BASIS             TAX BASIS
                                                                    UNREALIZED            UNREALIZED
                                                                   APPRECIATION          DEPRECIATION
                                                                   -----------------------------------
        Equity Income Fund......................................    $ 41,581,772          $  4,257,562
        Government Securities Fund..............................       2,013,125               219,577
        International Equity Fund...............................      78,470,186            22,211,045

Information regarding dollar roll transactions for the Government Securities Fund is as follows:

        Maximum amount outstanding during the period............    $ 22,283,720
        Average amount outstanding during the period............       3,077,784
        Average monthly shares outstanding during the period....       3,087,432
        Average debt per share outstanding during the period....           $1.00

The average amount outstanding during the year was calculated by summing borrowings at the end of each day and dividing the sum by the number of days in the six months ended November 30, 1995.

Fee income earned for the six months ended November 30, 1995, by the Fund under dollar roll transactions aggregated $26,381.

5.  CAPITAL STOCK.

As of November 30, 1995, 10,000,000,000 shares of $.001 par value capital stock were authorized for each class of the Funds.

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

6.  RESTRICTED SECURITIES.

The following securities are illiquid and restricted as to resale and, accordingly, are valued at fair value in good faith by or under the direction of the Company's Board of Directors taking into consideration such factors as the Board deems appropriate.

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of the Prime Fund's total net assets that each security comprises as well as the aggregate cost of each such security at November 30, 1995.

                                                                            VALUE                     PERCENTAGE
                                              ACQUISITION                    PER        11/30/95          OF
                  SECURITY                       DATE        PAR VALUE      UNIT         VALUE        NET ASSETS         COST
 ------------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company:
  6.073% 02/28/96*..........................     12/27/94   $25,000,000     $1.00     $ 25,000,000         0.6%      $ 25,000,000
  6.073% 02/28/96*..........................     11/01/95    25,000,000      1.00       25,000,000         0.6         25,000,000
Anchor National Life Insurance Company,
  6.183% 02/28/96*..........................     05/31/95    25,000,000      1.00       25,000,000         0.6         25,000,000
Commonwealth Life Insurance Company, Inc.:
  6.090% 05/28/96*..........................     08/02/93    62,000,000      1.00       62,000,000         1.5         62,000,000
  6.090% 05/28/96*..........................     06/01/93    10,000,000      1.00       10,000,000         0.2         10,000,000
Goldman Sachs Group, L.P.,
  5.875% 04/16/96*..........................     10/18/95    50,000,000      1.00       50,000,000         1.2         50,000,000
Life Insurance Company of Georgia,
  6.100% 05/28/96*..........................     08/23/93    60,000,000      1.00       60,000,000         1.4         60,000,000
Peoples Security Life Insurance Company,
  6.090% 05/28/96*..........................     01/15/94    20,000,000      1.00       20,000,000         0.5         20,000,000
Sun Life Insurance Company of America,
  6.118% 05/28/96*..........................     08/19/94    50,000,000      1.00       50,000,000         1.2         50,000,000
Travelers Life Insurance Company,
  5.940% 12/30/95*..........................     01/11/94    25,000,000      1.00       25,000,000         0.6         25,000,000
------------------------------------------------------------------------------------------------------------------------------
*Reset Date                                                                           $352,000,000         8.4%      $352,000,000
------------------------------------------------------------------------------------------------------------------------------

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of the Treasury Fund's total net assets that the security comprises as well as the aggregate cost of each such security at November 30, 1995.

                                                                            VALUE                     PERCENTAGE
                                              ACQUISITION                    PER        11/30/95          OF
            REPURCHASE AGREEMENT                 DATE        PAR VALUE      UNIT         VALUE        NET ASSETS         COST
 ------------------------------------------------------------------------------------------------------------------------------
CS First Boston Corporation,
  6.550% 01/02/96*..........................     11/16/95   $60,000,000     $1.00     $ 60,000,000         2.0%      $ 60,000,000
Merrill Lynch & Company,
  6.000% 04/11/96...........................     04/12/95    75,000,000      1.00       75,000,000         2.5         75,000,000
------------------------------------------------------------------------------------------------------------------------------
*Reset Date                                                                           $135,000,000         4.5%      $135,000,000
------------------------------------------------------------------------------------------------------------------------------

Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Prime Fund and Treasury Fund will not invest more than 10% of the value of their respective net assets in securities that are illiquid.

The following securities of the Prime Fund are restricted to resale, however, they are considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par value within seven calendar days notice.

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of the Prime Fund's total net assets that each security comprises as well as the aggregate cost of each such security at November 30, 1995.

                                                                            VALUE                     PERCENTAGE
                                              ACQUISITION                    PER        11/30/95          OF
                  SECURITY                       DATE        PAR VALUE      UNIT         VALUE        NET ASSETS         COST
 ------------------------------------------------------------------------------------------------------------------------------
Life Insurance Company of Virginia:
  5.871% 12/07/95*..........................     08/03/93   $50,000,000     $1.00     $ 50,000,000         1.2%      $ 50,000,000
  5.918% 12/07/95*..........................     02/01/95    25,000,000      1.00       25,000,000         0.6         25,000,000
  5.918% 12/07/95*..........................     03/01/95    25,000,000      1.00       25,000,000         0.6         25,000,000
------------------------------------------------------------------------------------------------------------------------------
*Reset Date                                                                           $100,000,000         2.4%      $100,000,000
------------------------------------------------------------------------------------------------------------------------------

7.  ORGANIZATION COSTS.

Each Fund bears all costs in connection with its organization including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from the commencement of operations of each Fund. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period, the Fund will be reimbursed for any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption. All such costs for the Prime Fund, Treasury Fund and Government Securities Fund have been fully amortized.

8.  FOREIGN SECURITIES.

The Equity Income Fund and the International Equity Fund invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government securities.

9.  LINE OF CREDIT.

The Company and Nations Fund Trust participate in a $25 million line of credit provided by Mellon Bank, N.A. (the "Bank") under a Line of Credit Agreement (the "Agreement") dated March 17, 1994. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under this Agreement, each Fund may borrow up to the lesser of $10 million or 5% of its net assets. Interest on borrowings is payable either at the Bank's Money Market Rate or the London Interbank Offered Rate (LIBOR) plus 0.25% on an annualized basis. Each Fund and the other affiliated entities are charged an aggregate commitment fee of 0.25% per annum on the amount of the credit. Each Fund is liable only for that portion of the commitment with respect to such Fund and shall not be liable for the portion of the commitment fee of any other fund. The Agreement requires, among other things, that each participating fund maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1. During the six months ended November 30, 1995, the Funds did not borrow under the Agreement.

10.  CAPITAL LOSS CARRYFORWARD.

At May 31, 1995, the following Funds had available for Federal income tax purposes the following unused capital losses:

                                                               LOSSES DEFERRED      LOSSES DEFERRED
                                FUND                           EXPIRING IN 2000     EXPIRING IN 2003
        --------------------------------------------------------------------------------------------
        Prime Fund...........................................      $420,174                    --
        Government Securities Fund...........................            --            $6,877,846

NATIONS FUND, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Under the current tax law, capital and currency losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended May 31, 1995, the following Funds have elected to defer losses occurring between November 1, 1994, and May 31, 1995, under these rules, as follows:

                                                     POST-OCTOBER           POST-OCTOBER CAPITAL
                                                       CURRENCY         SHORT TERM         LONG TERM
                           FUND                      LOSS DEFERRAL     LOSS DEFERRAL     LOSS DEFERRAL
        ----------------------------------------------------------------------------------------------
        Prime Fund.................................            --       $     7,378                --
        Treasury Fund..............................            --            10,035                --
        Equity Income Fund.........................            --                --       $ 1,449,728
        Government Securities......................            --                --           211,303
        International Equity.......................   $22,131,570        11,443,956        (8,147,321)

11.  REORGANIZATION.

The Acquiring Fund acquired the assets and certain liabilities of the Acquired Fund, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized depreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                                                                      TOTAL NET
                                         SHARES        VALUE OF        TOTAL NET      TOTAL NET       ASSETS OF        ACQUIRED
                                        ISSUED BY    SHARES ISSUED     ASSETS OF      ASSETS OF       ACQUIRING          FUND
ACQUIRING    ACQUIRED                   ACQUIRING    BY ACQUIRING      ACQUIRED       ACQUIRING       FUND AFTER      UNREALIZED
FUND          FUND            DATE        FUND           FUND            FUND            FUND        ACQUISITION     DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Government
  Securities
  Fund         Mortgage-
               Backed
               Securities
               Fund         11/17/1995  1,913,042     $18,401,388     $18,401,388    $109,473,874    $127,875,262      $185,782

12.  SUBSEQUENT EVENT.

Effective January 1, 1996, NationsBanc Advisors, Inc. will become the investment advisor to the Company. Also effective January 1, 1996, TradeStreet Investment Associates, Inc. will become the sub-advisor to the Company, except the International Equity Fund which will continue to be sub-advised by Nations Gartmore. Both NationsBanc Advisors, Inc. and TradeStreet Investment Associates, Inc. are indirect wholly-owned subsidiaries of NationsBank. There will be no change in advisory fees paid by the Company.

NATIONS FUND, INC.
--------------------------------------------------------------------------------
   MEETING OF SHAREHOLDERS

On November 15, 1995, a Special Meeting of Shareholders of Nations Mortgage-Backed Securities Fund was held. The purpose of the meeting was to approve the merger of Nations Mortgage-Backed Securities Fund into Nations Government Securities Fund. At the meeting 5,705,995 votes were cast in favor of the proposal, no votes were cast against the proposal and there were no abstentions.

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Emerging Growth Fund
                   Nations Emerging Markets Fund
                   Nations Equity Index Fund
                   Nations International Equity Fund
                   Nations Pacific Growth Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Diversified Income Fund
                   Nations Global Government Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund

                   TAX-EXEMPT INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

This report is submitted for the general information of shareholders of Nations Fund, Inc. This material must be accompanied or preceded by a Nations Fund prospectus.

[NATIONS LOGO]
PO Box 34602
Charlotte, NC 28234-4602
Toll Free 1-800-982-2271

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